UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3591
CALVERT VARIABLE SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2006

Item 1. Schedule of Investments.
CVS CALVERT SOCIAL BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

Equity Securities - 63.2%	SHARES	VALUE

Advertising Agencies - 0.2%
Omnicom Group, Inc.	13,300	$1,107,225

Air Transportation - 0.5%
AAR Corp.*	9,000	256,320
Continental Airlines, Inc. Class B*	21,400	575,660
FedEx Corp.	9,700	1,095,518
Southwest Airlines Co.	14,800	266,252

		2,193,750

Auto Parts - Original Equipment - 0.1%
Autoliv, Inc.	5,000	282,900

Banks - New York City - 1.1%
JPMorgan Chase & Co.	127,120	5,293,277

Banks - Outside New York City - 4.5%
Bank of America Corp.	187,899	8,556,920
First Republic Preferred Capital Corp., Preferred (e)	500	550,000
KeyCorp Ltd.	16,600	610,880
M&T Bank Corp.	21,600	2,465,424
US Bancorp	89,100	2,717,550
Wachovia Corp.	80,900	4,534,445
Wells Fargo & Co.	39,700	2,535,639

		21,970,858

Biotechnology - Research & Production - 0.6%
Amgen, Inc.*	39,600	2,880,900

Building Materials - 0.2%
Masco Corp.	27,500	893,475

Chemicals - 0.6%
Lubrizol Corp.	1,100	47,135
Praxair, Inc.	48,600	2,680,290

		2,727,425

Communications & Media - 0.9%
Time Warner, Inc.	267,900	4,498,041

Communications Technology - 1.4%
Cisco Systems, Inc.*	202,400	4,386,008
Motorola, Inc.	52,200	1,195,902
Qualcomm, Inc.	23,000	1,164,030

		6,745,940

Equity Securities - 63.2%	SHARES	VALUE

Computer - Services, Software & Systems - 2.2%
Acxiom Corp.	1,400	36,176
Adobe Systems, Inc.	74,600	2,605,032
BMC Software, Inc.*	24,500	530,670
Compuware Corp.*	48,000	375,840
Microsoft Corp.	244,000	6,639,240
Red Hat, Inc.*	15,600	436,488
Trizetto Group, Inc.*	1,100	19,349

		10,642,795

Computer Technology - 3.1%
Apple Computer, Inc.*	33,500	2,101,120
Dell, Inc.*	141,100	4,199,136
EMC Corp.*	54,700	745,561
Hewlett-Packard Co.	42,900	1,411,410
International Business Machines Corp.	78,100	6,440,907
SanDisk Corp.*	1,200	69,024

		14,967,158

Consumer Electronics - 0.7%
Google, Inc.*	2,100	819,000
Harman International Industries, Inc.	1,100	122,243
Yahoo!, Inc.*	72,700	2,345,302

		3,286,545

Consumer Products - 0.6%
American Greetings Corp.	3,700	79,994
Kimberly-Clark Corp.	44,400	2,566,320
Toro Co.	6,800	324,700

		2,971,014

Containers & Packaging - Paper & Plastic - 0.0%
Sealed Air Corp.	300	17,361

Diversified Financial Services - 3.2%
American Express Co.	44,400	2,333,220
CIT Group, Inc.	18,400	984,768
Goldman Sachs Group, Inc.	43,000	6,749,280
MFH Financial Trust I, Preferred (e)	20,000	1,980,000
Richmond County Capital Corp., Preferred (e)	15	1,506,563
Roslyn Real Estate Asset Corp., Preferred	2	200,000
WoodBourne Pass-Through Trust, Preferred (e)	20	2,010,625

		15,764,456

Diversified Materials & Processing - 0.2%
Acuity Brands, Inc.	21,100	844,000
Armor Holdings, Inc.*	5,100	297,279

		1,141,279

Equity Securities - 63.2%	SHARES	VALUE

Diversified Production - 0.5%
Danaher Corp.	37,100	2,357,705

Drug & Grocery Store Chains - 0.5%
Supervalu, Inc.	13,200	406,824
Walgreen Co.	48,300	2,083,179

		2,490,003

Drugs & Pharmaceuticals - 3.5%
AmerisourceBergen Corp.	61,900	2,987,913
Cardinal Health, Inc.	13,000	968,760
Gilead Sciences, Inc.*	1,200	74,664
Johnson & Johnson	115,800	6,857,676
Pfizer, Inc.	245,800	6,125,336

		17,014,349

Electrical Equipment & Components - 0.1%
Cooper Industries Ltd.	1,200	104,280
Molex, Inc.	15,000	498,000

		602,280

Electronics - Medical Systems - 0.7%
Medtronic, Inc.	67,400	3,420,550

Electronics - Semiconductors / Components - 2.3%
Analog Devices, Inc.	36,000	1,378,440
Broadcom Corp.*	15,900	686,244
Intel Corp.	112,700	2,180,745
Jabil Circuit, Inc.*	30,300	1,298,658
Micron Technology, Inc.*	27,200	400,384
National Semiconductor Corp.	86,400	2,405,376
Texas Instruments, Inc.	94,200	3,058,674

		11,408,521

Energy Miscellaneous - 0.6%
Universal Compression Holdings, Inc.*	21,400	1,084,338
Veritas DGC, Inc.*	35,900	1,629,501

		2,713,839

Finance - Small Loan - 0.5%
First Marblehead Corp.	900	38,925
SLM Corp.	43,500	2,259,390

		2,298,315

Financial Data Processing Services - 1.3%
Automatic Data Processing, Inc.	71,600	3,270,688
First Data Corp.	49,200	2,303,544
Global Payments, Inc.	16,600	879,966

		6,454,198

Equity Securities - 63.2%	SHARES	VALUE

Financial Miscellaneous - 0.6%
Fannie Mae	31,800	1,634,520
Freddie Mac	21,400	1,305,400

		2,939,920

Foods - 2.1%
General Mills, Inc.	62,500	3,167,500
Hershey Co.	24,500	1,279,635
Kellogg Co.	85,700	3,774,228
William Wrigley Jr. Co.	28,700	1,836,800

		10,058,163

Forest Products - 0.2%
Weyerhaeuser Co.	15,700	1,137,151

Healthcare Facilities - 0.4%
Laboratory Corp. of America Holdings, Inc.*	32,200	1,883,056

Healthcare Management Services - 0.2%
Caremark Rx, Inc.*	20,500	1,008,190

Healthcare Services - 1.0%
Express Scripts, Inc.*	24,900	2,188,710
McKesson Corp.	47,000	2,450,110

		4,638,820

Home Building - 0.9%
NVR, Inc.*	1,800	1,330,110
Pulte Homes, Inc.	79,000	3,035,180

		4,365,290

Household Equipment & Products - 0.5%
Black & Decker Corp.	29,000	2,519,810

Identification Control & Filter Devices - 0.3%
Agilent Technologies, Inc.*	16,800	630,840
Parker Hannifin Corp.	11,200	902,832

		1,533,672

Insurance - Life - 1.4%
Conseco, Inc., Preferred	67,000	1,989,900
Phoenix Co.’s, Inc.	13,400	218,420
Principal Financial Group	48,500	2,366,800
Prudential Financial, Inc.	27,800	2,107,518

		6,682,638

Equity Securities - 63.2%	SHARES	VALUE

Insurance - Multi-Line - 2.1%
Cigna Corp.	27,800	3,631,236
Hartford Financial Services Group, Inc.	13,000	1,047,150
Lincoln National Corp.	11,200	611,408
Safeco Corp.	2,700	135,567
St. Paul Travelers Co.’s, Inc.	94,500	3,949,155
UnumProvident Corp.	30,600	626,688

		10,001,204

Insurance - Property & Casualty - 0.6%
21st Century Insurance Group	12,300	194,340
Chubb Corp.	19,000	1,813,360
Commerce Group, Inc.	19,600	1,035,664
State Auto Financial Corp.	1,500	50,565

		3,093,929

Machinery - Construction & Handling - 0.4%
Terex Corp.*	22,000	1,743,280

Machinery - Engines - 0.3%
Cummins, Inc.	14,200	1,492,420

Machinery - Industrial / Specialty - 0.8%
Illinois Tool Works, Inc.	39,200	3,775,352

Machinery - Oil Well Equipment & Services - 1.0%
Cooper Cameron Corp.*	47,700	2,102,616
Smith International, Inc.	71,100	2,770,056

		4,872,672

Medical & Dental - Instruments & Supplies - 0.9%
Becton Dickinson & Co.	50,500	3,109,790
St. Jude Medical, Inc.*	3,700	151,700
Stryker Corp.	26,400	1,170,576

		4,432,066

Medical Services - 0.4%
Coventry Health Care, Inc.*	38,175	2,060,687

Multi-Sector Companies - 1.0%
3M Co.	66,600	5,040,954

Office Furniture & Business Equipment - 0.2%
Xerox Corp.*	79,600	1,209,920

Oil - Crude Producers - 3.1%
Chesapeake Energy Corp.	23,600	741,276
EOG Resources, Inc.	92,600	6,667,200
Pioneer Natural Resources Co.	34,400	1,522,200
Southwestern Energy Co.*	7,600	244,644
St Mary Land & Exploration Co.*	13,000	530,790
XTO Energy, Inc.	118,200	5,149,974

		14,856,084

Equity Securities - 63.2%	SHARES	VALUE

Paints & Coatings - 0.0%
H.B. Fuller Co.	1,400	71,876

Production Technology Equipment - 0.2%
Lam Research Corp.*	19,600	842,800

Publishing - Miscellaneous - 0.7%
McGraw-Hill Co.’s, Inc.	61,900	3,566,678

Radio & Television Broadcasters - 0.0%
Univision Communications, Inc.*	2,500	86,175

Real Estate Investment Trust - 0.2%
Colonial Properties Trust	3,000	150,390
Equity Office Properties Trust	10,300	345,874
FelCor Lodging Trust, Inc.	21,400	451,540
HRPT Properties Trust	3,900	45,786
New Century Financial Corp.	1,200	55,224

		1,048,814

Restaurants - 0.9%
CKE Restaurants, Inc.	4,800	83,520
Darden Restaurants, Inc.	42,600	1,747,878
Starbucks Corp.*	61,200	2,303,568

		4,134,966

Retail - 4.5%
Barnes & Noble, Inc.	30,600	1,415,250
Bed Bath & Beyond, Inc.*	32,600	1,251,840
Best Buy Co., Inc.	22,000	1,230,460
Costco Wholesale Corp.	22,100	1,196,936
Gap, Inc.	81,900	1,529,892
Home Depot, Inc.	115,700	4,894,110
Lowe’s Co.’s, Inc.	27,900	1,797,876
Nike, Inc., Class B	17,200	1,463,720
Nordstrom, Inc.	43,500	1,704,330
Staples, Inc.	67,150	1,713,668
Target Corp.	75,100	3,905,951

		22,104,033

Savings & Loans - 0.8%
Golden West Financial Corp.	22,500	1,527,750
Washington Mutual, Inc.	55,997	2,386,592

		3,914,342

Equity Securities - 63.2%	SHARES	VALUE

Securities Brokers & Services - 1.0%
Charles Schwab Corp.	8,300	142,843
Franklin Resources, Inc.	33,100	3,119,344
Nuveen Investments, Inc.	37,100	1,786,365

		5,048,552

Services - Commercial - 0.1%
eBay, Inc.*	11,600	453,096
MPS Group, Inc.*	5,100	78,030

		531,126

Soaps & Household Chemicals - 1.6%
Colgate-Palmolive Co.	5,100	291,210
Procter & Gamble Co.	129,615	7,468,416

		7,759,626

Telecommunications Equipment - 0.2%
American Tower Corp.*	29,600	897,472

Transportation Miscellaneous - 0.1%
United Parcel Service, Inc., Class B	8,000	635,040

Utilities - Cable, Television, & Radio - 0.0%
Cablevision Systems Corp.*	4,300	114,810

Utilities - Electrical - 0.6%
Cleco Corp.	56,700	1,266,111
Hawaiian Electric Industries, Inc.	7,800	211,614
IDACORP, Inc.	12,700	413,004
NiSource, Inc.	14,500	293,190
OGE Energy Corp.	32,300	936,700

		3,120,619

Utilities - Gas Distribution - 1.7%
Energen Corp.	34,900	1,221,500
Kinder Morgan, Inc.	36,500	3,357,635
Oneok, Inc.	76,300	2,460,675
Questar Corp.	20,500	1,436,025

		8,475,835

Utilities - Telecommunications - 2.0%
AT&T, Inc.	185,900	5,026,736
BellSouth Corp.	131,100	4,542,615
Centennial Communications Corp.	14,000	102,620
Manitoba Telecom Services, Inc.	7,421	273,214

		9,945,185

Wholesalers - 0.1%
United Stationers, Inc.*	5,300	281,430

Total Equity Securities (Cost $260,824,601)		308,068,816

	PRINCIPAL
Corporate Bonds - 17.2%	AMOUNT	VALUE

ACLC Business Loan Receivables Trust, 5.399%, 10/15/21 (e)(r)	$519,463	$498,960
Agfirst Farm Credit Bank, 7.30%, 10/14/49 (e)	1,750,000	1,774,500
Alliance Mortgage Investments, 12.14%, 6/1/10 (r)	390,000	390,000
APL Ltd., 8.00%, 1/15/24	440,000	436,700
Archstone-Smith Operating Trust , 5.25%, 12/1/10	1,000,000	985,393
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	2,700,000	1,620,000
Atmos Energy Corp., 4.975%, 10/15/07 (r)	2,000,000	1,999,547
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	2,000,000	1,945,460
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	500,000	543,603
Banco Santander Chile, 5.22%, 12/9/09 (e)(r)	1,500,000	1,499,595
BF Saul, 7.50%, 3/1/14	500,000	511,250
Brascan Corp., 7.125%, 6/15/12	1,660,000	1,776,165
Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,500,000	2,462,628
CNL Funding, Inc., 7.721%, 8/25/09 (e)	761,534	770,245
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	3,500,000	3,358,405
Deluxe Corp., 5.125%, 10/1/14	225,000	185,062
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	400,000	443,755
Duke Realty LP, 5.195%, 12/22/06 (r)	2,000,000	1,999,678
E*Trade Financial Corp.:
8.00%, 6/15/11	350,000	364,000
7.875%, 12/1/15	250,000	265,000
Enterprise Mortgage Acceptance Co. LLC:
Interest Only, 1.24%, 1/15/25 (e)(r)	4,019,321	152,610
6.90%, 10/15/25 (e)	1,224,499	520,412
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	992,308
First Tennessee Bank:
5.316%, 12/8/08	2,500,000	2,492,155
5.65%, 4/1/16	1,000,000	988,480
Global Signal Trust II, 4.232%, 12/15/14 (e)	1,000,000	963,214
Goldman Sachs Group, Inc., 6.345%, 2/15/34	500,000	495,831
HBOS plc, 6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	700,000	655,726
Health Care REIT, Inc., 6.20%, 6/1/16	500,000	498,339
Hudson United Bancorp, 8.20%, 9/15/06	1,000,000	1,009,671
Impac CMB Trust:
5.088%, 5/25/35 (r)	2,874,329	2,884,401
5.138%, 8/25/35 (r)	778,681	778,754
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14	2,500,000	2,363,383
Interpool Capital Trust, 9.875%, 2/15/27	3,250,000	3,185,000
JPMorgan Chase & Co., 4.92%, 10/28/08 (r)	2,000,000	1,998,426
Kimco Realty Corp., 4.88%, 8/1/06 (r)	1,500,000	1,500,292
Kinder Morgan Finance Co., 5.35%, 1/5/11 (e)	1,000,000	984,696
Leucadia National Corp., 7.00%, 8/15/13	1,200,000	1,204,500
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,154,000	40,387

	PRINCIPAL
Corporate Bonds - 17.2%	AMOUNT	VALUE

8.30%, 12/1/37 (e)(m)*	3,200,000	60,000
Masco Corp., 5.12%, 3/9/07 (e)(r)	2,000,000	2,004,442
Meridian Funding Co. LLC, 5.089%, 10/15/14 (e)(r)	5,000,000	5,001,640
Mid-Atlantic Family Military Communities LLC:
5.24%, 8/1/50 (e)	500,000	469,115
5.30%, 8/1/50 (e)	600,000	564,294
Midwest Family Housing LLC, 5.531%, 1/1/51 (e)	750,000	710,490
Nationwide Health Properties, Inc. :
6.00%, 5/20/15	400,000	390,292
6.90%, 10/1/37	1,000,000	1,045,537
Odyssey Re Holdings Corp., 6.875%, 5/1/15	300,000	282,664
Orkney Re II plc, Series B, 7.50%, 12/21/35 (e)(r)	1,000,000	1,000,000
Pacific Pilot Funding Ltd., 5.351%, 10/20/16 (e)(r)	994,086	991,289
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	504,320
Pioneer Natural Resources Co., 5.875%, 7/15/16	1,000,000	946,157
Preferred Term Securities IX Ltd., 5.269%, 4/3/33 (e)(r)	1,000,000	1,009,350
Premium Asset Trust, 4.80%, 10/8/09 (e)(r)	4,000,000	4,002,272
PRICOA Global Funding I, 4.923%, 3/2/07 (e)(r)	1,000,000	1,001,010
Prudential Financial, Inc., 5.04%, 6/13/08 (r)	1,500,000	1,499,640
RBS Capital Trust I, 5.779%, 9/29/49 (r)	1,000,000	1,002,320
Reed Elsevier Capital, Inc., 5.24%, 6/15/10 (r)	1,500,000	1,499,689
Sabre Holdings Corp., 6.35%, 3/15/16	700,000	681,227
Sovereign Bancorp, Inc., 5.10%, 3/1/09 (e)(r)	1,000,000	999,133
Sovereign Bank, 4.00%, 2/1/08	2,000,000	1,955,486
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)(r)	1,000,000	318,361
Spieker Properties LP, 6.75%, 1/15/08	1,500,000	1,529,951
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	28,574,891	3,368,122
Wachovia Capital Trust III, 5.80% to 03/1/11, floating rate thereafter to 3/15/42 (r)	1,500,000	1,469,843
Westfield Capital Corp Ltd., 4.98%, 11/2/07 (e)(r)	2,000,000	2,005,032
Xerox Corp., 6.40%, 3/15/16	250,000	249,688

Total Corporate Bonds (Cost $89,039,555)		84,099,895

MUNICIPAL OBLIGATIONS - 0.1%

Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)	750,000	322,725

Total Municipal Obligations (Cost $750,000)		322,725

TAXABLE MUNICIPAL OBLIGATIONS - 8.2%

Adams-Friendship Area Wisconsin School District GO Bonds, 5.37%, 3/1/16	185,000	180,551
Alameda California Corridor Transportation Authority Revenue Bonds:
Zero Coupon, 10/1/06	1,500,000	1,461,090
Zero Coupon, 10/1/11	5,000,000	3,747,500
Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	1,050,000	999,243
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	500,000	485,900
Bethlehem Pennsylvania GO Bonds, 4.70%, 11/1/12	190,000	182,828

	PRINCIPAL
Taxable Municipal Obligations - 8.2%	AMOUNT	VALUE

Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	500,000	480,585
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/11	1,470,000	1,118,714
5.01%, 8/1/15	1,000,000	966,220
Chicago Illinois GO Bonds, 5.30%, 1/1/14	1,000,000	987,430
Crawford Ohio GO Bonds, 5.25%, 12/1/25	1,305,000	1,205,507
Detroit Michigan GO Bonds, 5.15%, 4/1/25	3,000,000	2,757,840
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	500,000	487,940
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	305,000	306,537
Howell Township New Jersey School District GO Bonds, 5.05%, 7/15/16	1,430,000	1,380,922
Illinois State Housing Development Authority Revenue Bonds, 5.60%, 12/1/15	1,430,000	1,430,758
Indiana State Bond Bank Revenue Bonds, 5.38%, 7/15/18	950,000	932,349
Malibu California Integrated Water Quality Improvement COPs, 5.82%, 7/1/26	500,000	493,510
Montgomery Alabama GO Bonds, 4.87%, 4/1/16	765,000	731,707
New York State Community Statutory Trust II, 8.29%, 12/28/31 (e)(r)	500,000	505,000
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	1,500,000	1,424,175
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.382%, 9/1/16	2,000,000	1,975,300
Oceanside California Pension Obligation Revenue Bonds, 5.04%, 8/15/17	730,000	694,726
Oregon School Boards Association GO Bonds, Zero Coupon, 6/30/06	2,000,000	1,974,120
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	1,000,000	481,400
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	250,000	236,870
Pomona California Pension Refunding Revenue Bonds, 5.732%, 7/1/25	1,250,000	1,203,650
Providence Rhode Island GO Bonds, 5.06%, 7/15/15	640,000	618,547
Sacramento City California Financing Authority Tax Allocation Revenue Bonds:
5.015%, 12/1/10	890,000	876,721
5.54%, 12/1/20	2,500,000	2,417,000
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	909,960
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 2.75%, 12/1/06	1,555,000	1,531,535
Texas Municipal Gas Corp. Gas Reservation Revenue Bonds, 2.60%, 7/1/07 (e)	410,000	401,226
University of Central Florida COPs, 5.375%, 10/1/35	1,500,000	1,356,735
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,395,330
West Contra Costa California Unified School District Revenue Bonds, 4.86%, 1/1/14	525,000	500,798
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	954,580

Total Taxable Municipal Obligations (Cost $41,095,140)		39,794,804

U.S. TREASURY - 6.5%

United States Treasury Bonds, 5.375%, 2/15/31	3,590,000	3,779,597
United States Treasury Notes:
3.625%, 6/30/07	1,000,000	984,531
4.25%, 10/31/07	3,000,000	2,971,406
4.50%, 11/15/15	12,264,000	11,899,912
4.50%, 2/15/16	12,550,000	12,205,643

Total U.S. Treasury (Cost $32,424,014)		31,841,089

	PRINCIPAL
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.4%	AMOUNT	VALUE

Fannie Mae, 5.50%, 12/25/16	983,017	970,081
Federal Home Loan Bank:
Discount Notes, 4/3/06	3,000,000	2,999,233
4.60%, 10/26/07	3,000,000	2,985,237
Freddie Mac:
5.125%, 12/15/13	10,500,143	10,326,352
5.625%, 11/23/35	2,000,000	1,920,338
Small Business Administration:
5.038%, 3/10/15	995,117	961,496
4.94%, 8/10/15	1,491,273	1,430,109

Total U.S. Government Agencies and Instrumentalities (Cost $21,944,793)		21,592,846

TOTAL INVESTMENTS (Cost $446,078,103) - 99.6%		485,720,175
Other assets and liabilities, net - 0.4%		2,001,068

NET ASSETS - 100%		$487,721,243

Futures	# of Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)

Sold:

U.S. Treasury Bonds	60	6/06	$6,549,375	$125,333
2 Year U.S. Treasury Notes	19	6/06	3,873,328	(625)

				$124,708

*	Non-income producing security.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Interest payments have been deferred until July 1, 2006. At March 31, 2006 accumulated deferred interest totaled $188,145 and includes interest accrued since and due on October 1, 2003.

(m)	The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
REIT: Real Estate Investment Trust
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
SO: Special Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

Equity Securities - 99.1%	SHARES	VALUE

Advertising Agencies - 0.5%
ADVO, Inc.	9,800	$313,600

Building - Cement - 1.0%
Eagle Materials, Inc.	9,700	618,472

Chemicals - 2.2%
Praxair, Inc.	24,100	1,329,115

Communications Technology - 2.2%
CSG Systems International, Inc.*	56,900	1,323,494

Computer - Services, Software & Systems - 5.7%
ANSYS, Inc.*	14,900	806,835
Cognizant Technology Solutions Corp.*	44,100	2,623,509

		3,430,344

Consumer Products - 2.2%
Nautilus Group, Inc.	58,300	871,585
USANA Health Sciences, Inc.*	10,100	421,372

		1,292,957

Cosmetics - 1.4%
Estee Lauder Co.’s, Inc.	22,900	851,651

Drugs & Pharmaceuticals - 2.9%
Barr Pharmaceuticals, Inc.*	27,600	1,738,248

Education Services - 3.1%
Strayer Education, Inc.	18,000	1,840,680

Electronics - 3.1%
Amphenol Corp.	36,000	1,878,480

Electronics - Semiconductors / Components - 0.7%
Diodes, Inc.*	9,400	390,100

Equity Securities - 99.1%	SHARES	VALUE

Electronics - Instruments & Gauges - 5.4%
Itron, Inc.*	30,600	1,831,410
Mettler Toledo International, Inc.*	23,300	1,405,922

		3,237,332

Finance - Small Loan - 1.4%
SLM Corp.	16,500	857,010

Healthcare Facilities - 1.9%
DaVita, Inc.*	19,000	1,143,990

Healthcare Management Services - 0.3%
AMERIGROUP Corp.*	9,300	195,672

Healthcare Services - 1.9%
Omnicare, Inc.	20,700	1,138,293

Home Building - 5.3%
KB Home	18,700	1,215,126
Pulte Homes, Inc.	50,600	1,944,052

		3,159,178

Insurance - Multi-Line - 1.7%
Protective Life Corp.	20,900	1,039,566

Investment Management Companies - 1.7%
Federated Investors, Inc., Class B	26,200	1,023,110

Machinery - Oil Well Equipment & Services - 5.6%
CARBO Ceramics, Inc.	23,600	1,343,076
Superior Energy Services, Inc.*	74,500	1,995,855

		3,338,931

Machinery - Specialty - 3.1%
Graco, Inc.	40,800	1,853,544

Medical & Dental - Instruments & Supplies - 2.5%
Sybron Dental Specialties, Inc.*	36,300	1,497,012

Medical Services - 1.9%
Coventry Health Care, Inc.*	21,250	1,147,075

Metal Fabricating - 5.7%
Maverick Tube Corp.*	22,900	1,213,471
Reliance Steel & Aluminum Co.	23,200	2,178,944

		3,392,415

Office Furniture & Business Equipment - 1.6%
Xerox Corp.*	62,400	948,480

Equity Securities - 99.1%	SHARES	VALUE

Oil - Crude Producers - 3.7%
Cimarex Energy Co.*	32,900	1,423,254
XTO Energy, Inc.	18,300	797,331

		2,220,585

Production Technology Equipment - 2.6%
Dionex Corp.*	25,800	1,586,184

Rent & Lease Services - Construction - 4.3%
WESCO International, Inc.*	37,700	2,563,977

Retail - 9.6%
Bed Bath & Beyond, Inc.*	33,100	1,271,040
Chico’s FAS, Inc.*	37,800	1,536,192
Ross Stores, Inc.	59,400	1,733,886
Williams-Sonoma, Inc.*	29,200	1,238,080

		5,779,198

Savings & Loans - 2.0%
FirstFed Financial Corp.*	20,400	1,220,124

Securities Brokers & Services - 1.8%
Legg Mason, Inc.	8,500	1,065,305

Services - Commercial - 6.9%
Hewitt Associates, Inc.*	45,400	1,350,196
Resources Connection, Inc.*	49,400	1,230,554
Weight Watchers International, Inc.	30,400	1,562,560

		4,143,310

Soaps & Household Chemicals - 2.2%
Church & Dwight Co., Inc.	35,000	1,292,200

Utilities - Gas Distribution - 0.9%
Oneok, Inc.	17,400	561,150

Total Equity Securities (Cost $52,885,585)		59,410,782

	PRINCIPAL
U.S. Government Agencies and Instrumentalities - 1.7%	AMOUNT	VALUE

Federal Home Loan Bank Discount Notes, 4/3/06	$1,000,000	$999,744

Total U.S. Government Agencies and Instrumentalities (Cost $999,744)		999,744

TOTAL INVESTMENTS (Cost $53,885,329) - 100.8%		60,410,526
Other assets and liabilities, net - (0.8%)		(489,044)

NET ASSETS - 100%		$59,921,482

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

Equity Securities - 98.4%	SHARES	VALUE

Australia - 4.5%
AMP Ltd.	8,012	$49,821
Australia & New Zealand Banking Group Ltd.	7,070	134,221
Commonwealth Bank of Australia	2,635	85,513
Macquarie Bank Ltd.	2,297	106,436
National Australia Bank Ltd.	7,305	197,296
Qantas Airways Ltd.	8,181	20,747
QBE Insurance Group Ltd.	5,382	84,362
Santos Ltd.	15,400	125,551
Telstra Corp. Ltd.	45,686	122,408

		926,355

Austria - 0.1%
Raiffeisen International Bank Holding AG*	263	22,474

Belgium - 2.8%
Colruyt SA*	333	49,958
Dexia	2,031	52,608
Fortis SA/NV:
Bearer	10,357	370,603
Registered	1,100	39,308
Umicore	465	64,513

		576,990

Canada - 2.0%
EnCana Corp.	4,400	205,554
Royal Bank of Canada	5,000	210,998

		416,552

Denmark - 0.1%
DSV A/S	191	25,476

Finland - 2.9%
Kesko Oyj	1,500	46,883
Metso Oyj	3,800	146,906
Neste Oil Oyj	2,000	68,871
Nokia Oyj	3,800	78,781
Rautaruukki Oyj	4,350	160,935
Sampo Oyj	4,600	96,985

		599,361

Equity Securities - 98.4%	SHARES	VALUE

France - 7.9%
Air France-KLM	917	21,627
AXA SA	5,864	206,129
BNP Paribas SA	4,661	433,649
Business Objects SA*	2,098	76,702
Carrefour SA	1,060	56,483
Compagnie Generale des Etablissements Michelin	340	21,398
Lafarge SA	453	51,411
L’Oreal SA	1,910	168,545
Schneider Electric SA	1,009	109,123
Societe Generale Groupe	3,086	464,852

		1,609,919

Germany - 8.5%
Altana AG	2,024	125,637
Beiersdorf AG	274	39,577
Continental AG	1,910	210,623
Deutsche Bank AG	1,092	124,926
Linde AG	817	71,053
Muenchener Rueckversicherungs AG	2,481	352,338
Puma AG Rudolf Dassler Sport	117	44,374
Schering AG	1,386	144,327
Volkswagen AG:
Non-Voting Preferred	3,764	206,918
Ordinary	5,705	431,480

		1,751,253

Greece - 0.3%
National Bank of Greece SA	1,430	67,346

Hong Kong - 0.9%
Bank of East Asia Ltd.	22,600	81,838
China Netcom Group Corp Hong Kong Ltd.	33,000	58,261
Hong Kong Exchanges and Clearing Ltd.	8,000	48,196

		188,295

India - 0.1%
Bajaj Auto Ltd. (GDR)	290	17,661

Indonesia - 0.2%
PT Bank Mandiri Tbk	70,000	13,019
PT Unilever Indonesia Tbk	52,000	24,320

		37,339

Equity Securities - 98.4%	SHARES	VALUE

Ireland - 0.3%
DCC plc	2,674	62,317

Israel - 0.1%
Taro Pharmaceuticals Industries Ltd.	700	9,758

Italy - 1.3%
Capitalia SpA	10,507	87,488
Sanpaolo IMI SpA	3,072	55,074
UniCredito Italiano SpA	9,078	65,728
Unipol SpA	18,746	52,619

		260,909

Japan - 24.3%
Acom Co. Ltd.	8	470
Advantest Corp.	3,700	441,815
Canon, Inc.	2,100	139,231
Central Japan Railway Co.	11	108,600
Daiichi Sankyo Co. Ltd.	3,700	84,553
Eisai Co. Ltd.	1,600	69,858
Fujikura Ltd.	20,000	226,903
Furukawa Electric Co. Ltd.	13,000	107,988
Honda Motor Co. Ltd.	6,500	403,294
JSR Corp.	2,500	74,471
Kao Corp.	2,000	52,768
Kawasaki Kisen Kaisha Ltd.	9,000	53,236
KDDI Corp.	20	107,068
Kobe Steel Ltd.	35,000	133,155
Konami Corp.	1,800	45,423
Kubota Corp.	9,000	97,281
Kyocera Corp.	100	8,868
Matsushita Electric Industrial Co. Ltd.	4,000	89,025
Mazda Motor Corp.	23,933	145,641
Mitsubishi Chemical Holdings Corp.	6,000	37,074
Mitsubishi Gas Chemical Co., Inc.	1,000	12,222
Mitsubishi Rayon Co. Ltd.	12,000	98,455
Mitsui Trust Holdings, Inc.	8,000	117,179
Mizuho Financial Group, Inc.	78	639,295
NGK Spark Plug Co. Ltd.	1,000	23,363
Nikon Corp.	4,000	71,833
Nippon Paper Group, Inc.	5	21,661
Nippon Telegraph & Telephone Corp.	24	103,153
Nissan Motor Co. Ltd.	12,800	152,299
Nitto Denko Corp.	1,600	136,040
Ono Pharmaceutical Co. Ltd.	1,100	51,960
Osaka Gas Co. Ltd.	51,000	185,778
Shinko Electric Industries Co.Ltd	1,500	45,449
SMC Corp.	900	140,483
Sumitomo Electric Industries Ltd.	4,900	77,778
Tokyo Electron Ltd.	6,200	428,478
Tokyo Gas Co. Ltd.	23,000	100,813
Yamada Denki Co. Ltd.	1,400	161,692

		4,994,653

Equity Securities - 98.4%	SHARES	VALUE

Netherlands - 7.7%
ABN AMRO Holding NV	13,018	390,923
Aegon NV	13,161	243,936
Buhrmann NV	6,266	111,043
Euronext NV	907	74,917
Hagemeyer NV*	20,943	106,004
ING Groep NV (CVA)	16,618	657,572

		1,584,395

Norway - 1.5%
Orkla ASA	1,750	86,847
Statoil ASA	7,450	215,005

		301,852

Philippines - 0.1%
Globe Telecom, Inc.	466	8,025

Russia - 0.1%
VimpelCom (ADR)*	500	21,505

South Africa - 1.2%
Alexander Forbes Ltd.	9,000	21,860
BIDVest Group Ltd.	1,699	31,468
Investec Ltd.	500	25,427
Nedbank Group Ltd.	2,380	49,669
Newco, Inc.*	2,900	5,296
Pick’n Pay Stores Ltd.	3,200	15,701
Spar Group Ltd.	2,000	12,429
Telkom South Africa Ltd.	2,010	52,462
Tiger Brands Ltd.	1,120	31,644

		245,956

Spain - 7.1%
Actividades de Construccion y Servicios SA	4,071	158,421
Banco Bilbao Vizcaya Argentaria SA	9,189	192,065
Gas Natural SDG SA	2,482	71,972
Metrovacesa SA	330	28,079
Repsol YPF SA	17,547	499,238
Sacyr Vallehermoso SA	3,322	113,306
Telefonica SA	25,430	399,727

		1,462,808

Sweden - 1.0%
Hennes & Mauritz AB	2,550	93,226
Ssab Svenskt Stal AB	700	33,611
Svenska Cellulosa AB	1,900	83,648

		210,485

Equity Securities - 98.4%	SHARES	VALUE

Switzerland - 4.8%
Credit Suisse Group	2,594	145,666
Logitech International SA*	1,042	41,675
Roche Holding AG	2,992	445,820
Serono SA	10	6,974
Zurich Financial Services Group AG*	1,481	348,180

		988,315

Thailand - 0.1%
Bangkok Bank PCL (NVDR)	5,000	14,027

United Kingdom - 18.5%
Aegis Group plc	25,931	61,675
Aviva plc	11,698	162,664
Barclays plc	12,410	145,369
Barratt Developments plc	8,367	154,109
BG Group plc	17,774	222,422
British Airways plc*	1,334	8,196
BT Group plc	34,410	132,862
Bunzl plc	5,121	60,833
Burberry Group plc	1,333	10,746
Cadbury Schweppes plc	15,854	157,724
Centrica plc	34,025	166,586
DSG International plc	37,367	119,908
George Wimpey plc	9,641	93,818
GlaxoSmithKline plc	22,033	576,730
GUS plc	3,760	68,993
Hays plc	16,302	46,003
HBOS plc	15,359	256,713
Imperial Chemical Industries plc	17,348	104,397
Johnson Matthey plc	1,536	37,294
Lloyds TSB Group plc	7,692	73,648
Next plc	4,241	121,707
Northern Foods plc	33,386	56,615
Persimmon plc	1,872	43,238
Royal & Sun Alliance Insurance Group plc	42,591	102,040
Royal Bank of Scotland Group plc	5,621	183,111
Sage Group plc	13,683	65,504
Scottish & Southern Energy plc	5,064	99,702
Scottish Power plc	9,062	91,729
Taylor Woodrow plc	11,775	82,738
Unilever plc	13,452	137,805
Vodafone Group plc	40,664	85,223
Wolseley plc	2,747	67,557

		3,797,659

Total Equity Securities (Cost $16,877,269)		20,201,685

TOTAL INVESTMENTS (Cost $16,877,269) - 98.4%		20,201,685
Other assets and liabilities, net - 1.6%		336,044

NET ASSETS - 100%		$20,537,729

Forward Foreign Currency Contracts, Open at March 31, 2006
						Unrealized
						Appreciation
				Settlement	Contract	(Depreciation)
Contracts to Receive/ Deliver		In Exchange	For	Date	Value (US$)	(US$)

Purchased:
Australian Dollar	120,016	US Dollars	$89,578	26-May-06	$85,898	$(3,680)
Australian Dollar	171,942	US Dollars	125,884	26-May-06	123,063	(2,821)
British Pound Sterling	124,174	US Dollars	215,764	26-May-06	216,111	347
British Pound Sterling	124,083	US Dollars	215,694	26-May-06	215,953	259
Danish Kroner	332,000	US Dollars	53,288	26-May-06	54,182	894
Euro	660,473	US Dollars	792,224	26-May-06	804,427	12,203
Japaenese Yen	13,300,900	US Dollars	113,483	26-May-06	114,079	596
Japaenese Yen	13,928,850	US Dollars	119,287	26-May-06	119,465	178
Swiss Franc	274,945	US Dollars	211,495	26-May-06	212,324	829

				Total Purchases		8,805

Sold:
Australian Dollar	171,942	US Dollars	126,272	26-May-06	123,063	3,209
Australian Dollar	120,016	US Dollars	87,838	26-May-06	85,898	1,940
British Pound Sterling	42,996	US Dollars	75,760	26-May-06	74,830	930
British Pound Sterling	124,174	US Dollars	216,672	26-May-06	216,111	560
British Pound Sterling	81,087	US Dollars	141,238	26-May-06	141,123	115
Danish Kroner	332,000	US Dollars	53,197	26-May-06	54,182	(985)
Euro	660,473	US Dollars	791,202	26-May-06	804,427	(13,225)
Japaenese Yen	13,928,850	US Dollars	118,508	26-May-06	119,465	(957)
Japaenese Yen	13,300,900	US Dollars	113,897	26-May-06	114,079	(182)
Swiss Franc	274,945	US Dollars	211,399	26-May-06	212,324	(925)

					Total Sales	(9,520)

				Total Net Depreciation		$(715)

*	Non-income producing security.
Abbreviations:
ADR: American Depository Receipts
CVA: Certificaten Van Aandelen
GDR: Global Depository Receipts
NVDR: Non-Voting Depository Receipts
PCL: Public Company Limited
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

Equity Securities - 95.5%	SHARES	VALUE

Air Transportation - 1.8%
Skywest, Inc.	8,365	$244,844

Banks - Outside New York City - 1.9%
First Community Bancorp, Inc.	4,505	259,758

Building - Air Conditioning - 1.4%
Lennox International, Inc.	6,195	184,983

Building Materials - 2.1%
Watsco, Inc.	4,035	286,687

Communications Technology - 3.5%
Comtech Telecommunications Corp.*	7,315	213,379
j2 Global Communications, Inc.*	5,575	262,025

		475,404

Computer - Services, Software & Systems - 5.2%
Merge Technologies, Inc.*	9,475	151,316
Neoware, Inc.*	10,000	296,200
Packeteer, Inc.*	21,529	249,736

		697,252

Computer Technology - 6.2%
Emulex Corp.*	14,345	245,156
Fargo Electronics, Inc.*	14,250	240,967
Komag, Inc.*	7,400	352,240

		838,363

Consumer Electronics - 2.0%
LoJack Corp.*	10,875	260,783

Consumer Products - 1.5%
Toro Co.	4,155	198,401

Cosmetics - 2.0%
Parlux Fragrances, Inc.*	8,200	264,450

Diversified Financial Services - 1.3%
Jones Lang LaSalle, Inc.	2,330	178,338

Equity Securities - 95.5%	SHARES	VALUE

Drug & Grocery Store Chains - 2.0%
Casey’s General Stores, Inc.	11,500	263,005

Drugs & Pharmaceuticals - 1.8%
PetMed Express, Inc.*	13,600	241,672

Electrical Equipment & Components - 1.8%
Genlyte Group, Inc.*	3,600	245,304

Electronics - 2.3%
Multi-Fineline Electronix, Inc.*	5,300	309,997

Electronics - Semiconductors / Components - 2.1%
Omnivision Technologies, Inc.*	9,350	282,370

Financial Miscellaneous - 2.0%
Portfolio Recovery Associates, Inc.*	5,800	271,614

Healthcare Facilities - 3.9%
LCA-Vision, Inc.	6,070	304,168
Radiation Therapy Services, Inc.*	8,500	216,835

		521,003

Healthcare Management Services - 4.5%
Centene Corp.*	10,820	315,619
WellCare Health Plans, Inc.*	6,475	294,224

		609,843

Healthcare Services - 1.9%
Amedisys, Inc.*	7,225	251,069

Home Building - 1.7%
Meritage Homes Corp.*	4,180	229,733

Household Furnishings - 3.2%
Select Comfort Corp.*	10,935	432,479

Insurance - Property & Casualty - 3.8%
HCC Insurance Holdings, Inc.	6,255	217,674
Selective Insurance Group	5,605	297,065

		514,739

Leisure Time - 1.6%
SCP Pool Corp.	4,680	219,539

Machinery - Oil Well Equipment & Services - 2.8%
Helix Energy Solutions Group, Inc.*	4,755	180,214
Superior Energy Services, Inc.*	7,425	198,916

		379,130

Equity Securities - 95.5%	SHARES	VALUE

Machinery - Specialty - 1.5%
JLG Industries, Inc.	6,650	204,753

Medical & Dental - Instruments & Supplies - 1.7%
ICU Medical, Inc.*	6,325	228,902

Metal Fabricating - 1.7%
Encore Wire Corp.*	6,650	225,302

Metals & Minerals - Miscellaneous - 2.4%
AMCOL International, Corp.	11,100	319,680

Oil - Crude Producers - 2.7%
St Mary Land & Exploration Co.	4,665	190,472
Unit Corp.*	3,215	179,236

		369,708

Rent & Lease Services - Construction - 1.7%
WESCO International, Inc.*	3,415	232,254

Retail - 4.7%
Childrens Place Retail Stores, Inc.*	5,760	333,504
Hibbett Sporting Goods, Inc.*	9,200	303,508

		637,012

Securities Brokers & Services - 1.7%
optionsXpress Holdings, Inc.	8,000	232,640

Services - Commercial - 4.7%
NutriSystem, Inc.*	6,725	319,572
Watson Wyatt & Co. Holdings	9,800	319,284

		638,856

Telecommunications Equipment - 4.5%
Arris Group, Inc.*	27,530	378,813
InterDigital Communications Corp.*	9,000	220,680

		599,493

Truckers - 3.9%
Forward Air Corp.	6,700	249,843
Old Dominion Freight Lines, Inc.*	10,200	274,890

		524,733

Total Equity Securities (Cost $11,463,263)		12,874,093

EXCHANGE TRADED FUNDS - 3.6%

iShares Russell 2000 Index Fund	6,350	482,600

Total Exchange Traded Funds (Cost $454,341)		482,600

TOTAL INVESTMENTS (Cost $11,917,604) - 99.1%		13,356,693
Other assets and liabilities, net - 0.9%		116,003

NET ASSETS - 100%		$13,472,696

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

	PRINCIPAL
Corporate Bonds - 50.1%	AMOUNT	VALUE

AgFirst Farm Credit Bank:
8.393%, 12/15/16 (r)	$100,000	$109,346
7.30%, 10/14/49 (e)	300,000	304,200
Alliance Mortgage Investments, 12.14%, 6/1/10 (r)	97,500	97,500
APL Ltd., 8.00%, 1/15/24	175,000	173,687
Atlantic City Electric Co., 6.625%, 8/1/13	500,000	522,659
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	450,000	270,000
Atmos Energy Corp., 4.975%, 10/15/07 (r)	200,000	199,955
Aurora Military Housing II LLC, 5.775%, 12/15/47 (e)	250,000	243,030
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	150,000	163,081
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	235,294	245,228
BAE Systems Holdings, Inc., 5.149%, 8/15/08 (e)(r)	100,000	99,968
Barclays Bank plc, 6.278%, 12/29/49 (r)	300,000	280,599
Bear Stearns Co’s, Inc., 5.38%, 10/28/14 (r)	450,000	450,237
BF Saul, 7.50%, 3/1/14	100,000	102,250
BNSF Funding Trust I, 6.613%, 12/15/55 (r)	100,000	97,307
Brascan Corp., 7.125%, 6/15/12	200,000	213,996
Catholic High School of New Iberia VRDN, 5.56%, 11/1/19 (r)	140,000	140,000
Cendant Corp., 6.875%, 8/15/06	75,000	75,378
Chase Funding Mortgage Loan, 4.045%, 5/25/33	200,000	197,010
Chevy Chase Bank FSB, 6.875%, 12/1/13	20,000	20,650
CNL Funding, Inc., 7.721%, 8/25/09 (e)	95,192	96,281
Comcast Corp., 5.90%, 3/15/16	300,000	294,380
Countrywide Asset-Backed Certificates, 5.268%, 11/25/34 (r)	252,970	254,188
Countrywide Financial Corp., 5.26%, 4/1/11 (r)	300,000	299,655
Countrywide Home Loans, Inc., 5.303%, 6/2/06 (r)	40,000	40,016
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	250,000	239,886
CSX Corp., 4.99%, 8/3/06 (r)	193,000	193,152
Daimler-Chrysler North American Holding Corp., 5.10%, 11/17/06 (r)	150,000	150,073

	PRINCIPAL
Corporate Bonds - 50.1%	AMOUNT	VALUE

Deluxe Corp., 5.125%, 10/1/14	75,000	61,688
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	100,000	110,939
Dominion Resources, Inc.:
5.265%, 9/28/07 (r)	300,000	300,402
5.687%, 5/15/08	200,000	200,696
Duke Realty LP, 5.195%, 12/22/06 (r)	100,000	99,984
E*Trade Financial Corp., 7.875%, 12/1/15	100,000	106,000
Eastern Energy Ltd., 6.75%, 12/1/06 (e)	250,000	252,289
Enterprise Mortgage Acceptance Co. LLC:
Interest Only, 1.24%, 1/15/25 (e)(r)	1,004,830	38,152
6.90%, 10/15/25 (e)	285,716	121,429
First Tennessee Bank:
5.316%, 12/8/08	250,000	249,216
5.65%, 4/1/16	250,000	247,120
Ford Motor Credit Co.:
4.00%, 12/20/06	25,000	24,484
6.50%, 1/25/07	150,000	149,179
7.75%, 2/15/07	85,000	85,025
5.795%, 9/28/07 (r)	667,000	640,703
General Motors Acceptance Corp.:
3.25%, 9/15/06	50,000	49,085
5.65%, 9/15/06	25,000	24,768
6.75%, 12/1/14	100,000	89,789
7.02%, 12/1/14 (r)	350,000	316,059
Glitnir Bank, 4.76%, 10/15/08 (e)(r)	250,000	249,962
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	100,000	96,321
Trust III, 5.361%, 2/15/36 (e)	250,000	246,358
Golden Securities Corp., 4.93%, 12/2/13 (e)(r)	130,435	130,293
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	100,000	104,325
Goldman Sachs Group, Inc., 5.385%, 3/22/16 (r)	300,000	300,451
GTE Corp., 6.36%, 4/15/06	400,000	400,147
HBOS Treasury Services plc, 6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	200,000	187,350
Health Care REIT, Inc., 6.20%, 6/1/16	200,000	199,336
HRPT Properties Trust, 5.517%, 3/16/11 (r)	100,000	99,937
IKON Receivables LLC, 4.989%, 12/17/07 (r)	502	502
Impac CMB Trust:
5.168%, 10/25/33 (r)	21,311	21,497
5.128%, 4/25/35 (r)	275,088	276,279
5.088%, 5/25/35 (r)	71,858	72,110
5.138%, 8/25/35 (r)	233,604	233,626
Independence Community Bank Corp., STEP, 3.75% to 4/1/09, floating rate thereafter to 4/1/14	300,000	283,606
Ingersoll-Rand Co. Ltd.:
6.23%, 11/19/27	426,000	461,298
6.015%, 2/15/28	285,000	302,254
Interpool Capital Trust, 9.875%, 2/15/27	500,000	490,000
JPMorgan Chase & Co., 4.92%, 10/28/08 (r)	625,000	624,508
Kimco Realty Corp., 4.88%, 8/1/06 (r)	100,000	100,020
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	450,000	375,750

	PRINCIPAL
Corporate Bonds - 50.1%	AMOUNT	VALUE

Lehman Brothers Holdings E-Capital Trust I, 5.55%, 8/19/65 (e)(r)	100,000	99,830
Lehman Brothers Holdings, Inc., 4.93%, 9/8/08 (r)	100,000	98,844
Lennar Corp., 5.27%, 8/20/07 (r)	150,000	149,949
Leucadia National Corp., 7.00%, 8/15/13	320,000	321,200
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	42,000	788
8.30%, 12/1/37 (e)(m)*	100,000	1,875
Massachusetts Institute of Technology, 7.25%, 11/2/2096	150,000	176,676
Meridian Funding Co. LLC:
4.741%, 10/6/08 (e)(r)	154,648	154,694
5.089%, 10/15/14 (e)(r)	250,000	250,082
Merrill Lynch & Co., Inc., 5.06%, 1/15/15 (r)	400,000	398,818
Mid-Atlantic Family Military Communities LLC, 5.30%, 8/1/50 (e)	150,000	141,074
Midwest Family Housing LLC, 5.581%, 1/1/51 (e)	250,000	238,583
New Valley Generation Trust:
I, 7.299%, 3/15/19	412,287	462,246
II, 4.929%, 1/15/21	84,000	80,561
Noble Group Ltd., 6.625%, 3/17/15 (e)	250,000	225,000
Odyssey Re Holdings Corp., 7.65%, 11/1/13	175,000	174,457
Orkney Re II plc, Series B, 7.50%, 12/21/35 (e)(r)	250,000	250,000
Pacific Pilot Funding Ltd., 5.351%, 10/20/16 (e)(r)	99,409	99,129
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	100,000	100,864
Pioneer Natural Resources Co., 5.875%, 7/15/16	200,000	189,231
Premium Asset Trust, 4.80%, 10/8/09 (e)(r)	300,000	300,170
Prologis Trust, 7.05%, 7/15/06	60,000	60,255
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	200,000	225,115
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	200,000	203,850
Public Service Enterprise Group, Inc., 5.305%, 9/21/08 (r)	400,000	400,387
Puget Energy Inc., 7.02%, 12/1/27	377,000	428,188
QBE Insurance Group Ltd., 5.647%, 7/1/23 (e)(r)	85,000	82,129
RBS Capital Trust I, 5.779%, 9/29/49 (r)	200,000	200,464
RC Trust I, 7.00%, 5/15/06	250,000	252,500
Reed Elsevier Capital, Inc., 5.24%, 6/15/10 (r)	300,000	299,938
Residential Capital Corp.:
6.335%, 6/29/07 (r)	1,500,000	1,511,607
6.07%, 11/21/08 (r)	500,000	505,718
Rochester Gas & Electric Corp., 6.375%, 9/1/33	475,000	508,741
Sabre Holdings Corp., 6.35%, 3/15/16	200,000	194,636
Southern California Edison Co., 5.75%, 4/1/35	90,000	88,736
Southern California Gas Co., 4.99%, 12/1/09 (r)	100,000	99,968
Sovereign Bancorp, Inc.:
5.13%, 8/25/06 (r)	100,000	100,050
5.10%, 3/1/09 (e)(r)	250,000	249,783
Sovereign Bank:
4.00%, 2/1/08	150,000	146,661
STEP, 4.375% to 8/1/08, floating rate thereafter to 8/1/13 (r)	200,000	194,136
Spieker Properties LP, 6.75%, 1/15/08	250,000	254,992
TIERS Trust:
8.45%, 12/1/17 (n)*	219,620	3,294
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (e)(r)	1,000,000	67,819

	PRINCIPAL
Corporate Bonds - 50.1%	AMOUNT	VALUE

Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	8,420,891	992,570
TransCanada Pipelines Ltd., 9.125%, 4/20/06	40,000	40,057
Tyco International Group SA, Participation Certificate Trust, 4.436%, 6/15/07 (e)	250,000	245,931
UnumProvident Corp., 5.997%, 5/15/08	200,000	199,999
Verizon Communications Inc., 4.879%, 8/15/07 (r)	300,000	300,025
Verizon North, Inc., 5.634%, 1/1/21 (e)	200,000	186,811
Verizon Pennsylvania, Inc., 8.35%, 12/15/30	100,000	110,065
Wachovia Capital Trust III, 5.80%, 3/15/42 (r)	250,000	244,974
World Financial Network, Credit Card Master Note Trust, 5.119%, 5/15/12 (r)	100,000	100,662

Total Corporate Bonds (Cost $26,996,335)		26,410,781

Taxable Municipal Obligations - 15.6%

Adams-Friendship Area Wisconsin School District GO Bonds:
5.18%, 3/1/12	125,000	123,109
5.21%, 3/1/13	140,000	137,446
Alabaster Alabama GO Bonds, 5.36%, 4/1/18	250,000	241,843
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/09	400,000	331,584
Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	250,000	237,915
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	150,000	145,770
Chicago Illinois GO Bonds, 5.30%, 1/1/14	200,000	197,486
Dallas Texas GO Bonds, STEP, 5.25%, 2/15/24 (r)	100,000	99,128
Detroit Michigan GO Bonds, 5.15%, 4/1/25	300,000	275,784
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	940,000	893,733
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.29%, 1/1/20	200,000	193,892
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	150,000	146,220
Indiana State Bond Bank Revenue Bonds, 5.38%, 7/15/18	200,000	196,284
JEA Florida St. Johns River Power Park System Revenue Bonds, 4.80%, 10/1/07	635,000	631,870
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	200,000	193,364
Malibu California Integrated Water Quality Improvement COPs, 5.82%, 7/1/26	150,000	148,053
Mississippi State Development Bank SO Revenue Bonds, 5.60%, 1/1/26	100,000	94,844
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	500,000	480,540
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	100,000	96,275
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.827%, 9/1/26	200,000	197,568
Oceanside California Pension Obligation Revenue Bonds, 5.25%, 8/15/20	100,000	95,335
Orange County California Pension Obligation Notes, Zero Coupon, 9/1/16	236,000	131,858
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/06	500,000	493,530
6/30/16	275,000	156,750
6/30/18	100,000	50,534
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	380,000	172,558
Pomona California Pension Refunding Revenue Bonds, 5.732%, 7/1/25	195,000	187,769
Sacramento City California Financing Authority Tax Allocation Revenue Bonds:
5.015%, 12/1/10	200,000	197,016
5.54%, 12/1/20	300,000	290,040
San Bernardino County California Financing Authority Revenue Bonds, Zero Coupon:
8/1/12	200,000	142,434
8/1/15	251,000	150,828

	PRINCIPAL
Taxable Municipal Obligations - 15.6%	AMOUNT	VALUE

San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	200,000	181,992
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 2.75%, 12/1/06	200,000	196,982
Texas Municipal Gas Corp. Gas Reservation Revenue Bonds, 2.60%, 7/1/07 (e)	65,000	63,609
University of Central Florida COPs, 5.125%, 10/1/20	250,000	232,908
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	250,000	232,555
Wilkes-Barre Pennsylvania GO Bonds, 5.48%, 11/15/24	200,000	190,786

Total Taxable Municipal Obligations (Cost $8,485,043)		8,230,192

U.S. Government Agencies and Instrumentalities - 9.3%

Fannie Mae, 5.50%, 12/25/16	245,754	242,520
Federal Home Loan Bank:
Discount Notes, 4/3/06	1,400,000	1,399,642
0.00%, 2/5/07 (r)	500,000	475,625
4.60%, STEP, 4.60% to 10/26/06, 5.00% thereafter to 10/26/07 (r)	400,000	398,032
Freddie Mac:
5.125%, 12/15/13	1,813,661	1,783,643
5.625%, 11/23/35	200,000	192,034
Small Business Administration:
4.94%, 8/10/15	248,545	238,351
5.408%, 2/10/16	200,000	197,770

Total U.S. Government Agencies and Instrumentalities (Cost $4,984,307)		4,927,617

U.S. Treasury - 20.2%

United States Treasury Bonds, 5.375%, 2/15/31	208,000	218,985
United States Treasury Notes:
4.50%, 11/15/10	960,000	947,100
4.50%, 11/15/15	3,770,000	3,658,078
4.50%, 2/15/16	6,002,000	5,837,312

Total U.S. Treasury (Cost $10,843,013)		10,661,475

Equity Securities - 2.0%	SHARES

Conseco, Inc., Preferred	2,600	77,220
First Republic Preferred Capital Corp., Preferred (e)	300	330,000
Manitoba Telecom Services, Inc.	1,249	45,984
Richmond County Capital Corp., Preferred (e)	3	301,312
Roslyn Real Estate Asset Corp., Preferred	1	100,000
WoodBourne Pass-Through Trust, Preferred (e)	2	201,063

Total Equity Securities (Cost $1,019,003)		1,055,579

VALUE

TOTAL INVESTMENTS (Cost $52,327,701) - 97.2%	51,285,644
Other assets and liabilities, net - 2.8%	1,473,813

NET ASSETS - 100%	$52,759,457

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Purchased:
2 Year U.S. Treasury Notes	9	6/06	$1,834,734	$255
Sold:
U.S. Treasury Bonds	25	6/06	2,728,906	53,844

*	Non-income producing security.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department has prohibited Lumbermens from making interest payment. This TIERS security is based on interest payment from Lumbermens. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COP: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
REIT: Real Estate Investment Trust
SO: Special Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

Equity Securities - 99.1%	SHARES	VALUE

Advertising Agencies - 1.5%
Omnicom Group, Inc.	1,600	$133,200

Banks - New York City - 1.8%
Bank of New York Co., Inc.	4,600	165,784

Banks - Outside New York City - 4.1%
Synovus Financial Corp.	7,800	211,302
Wachovia Corp.	2,800	156,940

		368,242

Biotechnology - Research & Production - 3.1%
Amgen, Inc.*	3,800	276,450

Chemicals - 3.9%
Air Products & Chemicals, Inc.	3,800	255,322
Ecolab, Inc.	2,500	95,500

		350,822

Communications Technology - 5.4%
Cisco Systems, Inc.*	14,000	303,380
Motorola, Inc.	8,100	185,571

		488,951

Computer - Services, Software & Systems - 3.4%
Cognizant Technology Solutions Corp.*	2,000	118,980
Microsoft Corp.	6,900	187,749

		306,729

Computer Technology - 2.8%
Dell, Inc.*	5,900	175,584
Zebra Technologies Corp.*	1,600	71,552

		247,136

Consumer Products - 0.7%
Alberto-Culver Co.	1,400	61,922

Diversified Financial Services - 2.5%
American Express Co.	4,200	220,710

Diversified Production - 5.1%
Dover Corp.	5,200	252,512
Pentair, Inc.	5,100	207,825

		460,337

Equity Securities - 99.1%	SHARES	VALUE

Drug & Grocery Store Chains - 2.3%
Walgreen Co.	4,700	202,711

Drugs & Pharmaceuticals - 5.9%
Forest Laboratories, Inc.*	3,100	138,353
Johnson & Johnson	3,600	213,192
Pfizer, Inc.	7,000	174,440

		525,985

Electrical Equipment & Components - 5.0%
Cooper Industries Ltd.	1,100	95,590
Emerson Electric Co.	2,400	200,712
Molex, Inc.	5,200	154,544

		450,846

Electronics - Medical Systems - 4.9%
Medtronic, Inc.	5,100	258,825
Varian Medical Systems, Inc.*	3,300	185,328

		444,153

Electronics - Semiconductors / Components - 3.2%
Intel Corp.	5,700	110,295
Linear Technology Corp.	3,500	122,780
Microchip Technology, Inc.	1,400	50,820

		283,895

Financial Data Processing Services - 2.9%
First Data Corp.	2,100	98,322
Fiserv, Inc.*	3,800	161,690

		260,012

Foods - 2.4%
General Mills, Inc.	1,900	96,292
Sysco Corp.	3,800	121,790

		218,082

Healthcare Facilities - 1.0%
Health Management Associates, Inc.	4,200	90,594

Insurance - Multi-Line - 1.6%
Aflac, Inc.	3,200	144,416

Insurance - Property & Casualty - 1.5%
Chubb Corp.	1,400	133,616

Investment Management Companies - 2.4%
SEI Investments Co.	5,300	214,809

Machinery - Industrial / Specialty - 3.3%
Illinois Tool Works, Inc.	3,100	298,561

Equity Securities - 99.1%	SHARES	VALUE

Machinery - Oil Well Equipment & Services - 2.1%
FMC Technologies, Inc.*	3,600	184,392

Medical & Dental - Instruments & Supplies - 3.3%
Biomet, Inc.	5,200	184,704
Patterson Co’s, Inc.*	3,100	109,120

		293,824

Multi-Sector Companies - 2.5%
3M Co.	3,000	227,070

Oil - Crude Producers - 1.9%
EOG Resources, Inc.	2,400	172,800

Retail - 11.5%
Bed Bath & Beyond, Inc.*	5,100	195,840
CDW Corp.	1,700	100,045
Costco Wholesale Corp.	3,500	189,560
Home Depot, Inc.	3,500	148,050
Kohl’s Corp.*	4,100	217,341
Staples, Inc.	7,300	186,296

		1,037,132

Securities Brokers & Services - 0.9%
A.G. Edwards, Inc.	1,700	84,762

Services - Commercial - 2.0%
eBay, Inc.*	4,600	179,676

Soaps & Household Chemicals - 2.4%
Colgate-Palmolive Co.	3,800	216,980

Utilities - Gas Distribution - 1.8%
Questar Corp.	2,300	161,115

Total Equity Securities (Cost $7,582,926)		8,905,714

TOTAL INVESTMENTS (Cost $7,582,926) - 99.1%		8,905,714
Other assets and liabilities, net - 0.9%		83,329

NET ASSETS - 100%		$8,989,043

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of fourteen separate portfolios, six of which are reported herein. The Social Small Cap, Social International Equity and Social Equity Portfolios are registered as diversified portfolios. The Social Mid Cap, Social Balanced and Income Portfolios are registered as non-diversified. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value their investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2006, no securities were fair valued under the direction of the Board of Directors.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.
Forward Currency Contracts: The Social International Equity Portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to hedge against its currency exposure relative to that of the MSCI EAFE Index. The Portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar, and the ability of the counterparties to fulfill their obligations under the contracts. Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset and/or liability and in the Statement of Operations as unrealized appreciation or depreciation until the contracts are closed, when they are recorded as realized forward currency contract gains or losses.
Futures Contracts: The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B — TAX INFORMATION
     The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2006, and net realized capital loss carryforwards as of December 31, 2005 with expiration dates:

			INTERNATIONAL
	SMALL-CAP	MID-CAP	EQUITY

Federal income tax cost	$11,917,604	$53,944,969	$16,848,695

Unrealized appreciation	1,910,649	8,459,491	3,512,657

Unrealized (depreciation)	(471,560)	(1,993,934)	(159,667)

Net appreciation (depreciation)	$1,439,089	$6,465,557	$3,352,990

	BALANCED	EQUITY	INCOME

Federal income tax cost	$449,541,367	$7,597,938	$52,347,909

Unrealized appreciation	51,067,185	1,448,755	232,298

Unrealized (depreciation)	(14,888,377)	(140,979)	(1,294,563)

Net appreciation (depreciation)	$36,178,808	$1,307,776	($1,062,265)

CAPITAL LOSS CARRYFORWARDS

			INTERNATIONAL
EXPIRATION DATE	SMALL-CAP	MID-CAP	EQUITY

31-Dec-09	—	—	—

31-Dec-10	—	$1,508,360	$1,322,486

31-Dec-11	$29,368	—	—

	$29,368	$1,508,360	$1,322,486

EXPIRATION DATE	BALANCED	EQUITY

31-Dec-08	—	$37,197

31-Dec-09	—	—
31-Dec-10	$2,487,712	217,532
31-Dec-11	1,026,993	92,669

31-Dec-12	—	88,146

	$3,514,705	$435,544

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

CVS AMERITAS CORE STRATIGES PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

Equity Securities - 98.9%	SHARES	VALUE

Banks - New York City - 2.5%
Bank of New York Co., Inc.	49,700	$1,791,188

Banks - Outside New York City - 2.4%
Lloyds TSB Group plc (ADR)	44,300	1,705,107

Casinos & Gambling - 2.1%
Las Vegas Sands Corp.*	26,200	1,484,492

Chemicals - 1.1%
Dow Chemical Co.	18,500	751,100

Communications Technology - 2.5%
Juniper Networks, Inc.*	34,600	661,552
Motorola, Inc.	48,200	1,104,262

		1,765,814

Computer - Services, Software & Systems - 8.5%
BearingPoint, Inc.*	194,350	1,650,032
Microsoft Corp.	88,800	2,416,248
Oracle Corp.*	144,600	1,979,574

		6,045,854

Computer Technology - 2.7%
Apple Computer, Inc.*	10,500	658,560
Dell, Inc.*	41,200	1,226,112

		1,884,672

Consumer Electronics - 2.0%
Google, Inc.*	3,696	1,441,440

Copper - 2.0%
Southern Copper Corp.	16,600	1,402,368

Diversified Financial Services - 5.7%
Citigroup, Inc.	36,700	1,733,341
Goldman Sachs Group, Inc.	14,840	2,329,286

		4,062,627

Diversified Materials & Processing - 1.8%
Tyco International Ltd.	47,600	1,279,488

Drugs & Pharmaceuticals - 7.5%
Johnson & Johnson	25,716	1,522,902
Pfizer, Inc.	96,800	2,412,256
Sanofi-Aventis (ADR)	30,000	1,423,500

		5,358,658

Electronics - Semiconductors / Components - 2.0%
Intel Corp.	71,700	1,387,395

Financial Miscellaneous - 4.0%
Freddie Mac	20,922	1,276,242
MBIA, Inc.	26,306	1,581,780

		2,858,022

Healthcare Facilities - 1.6%
Health Management Associates, Inc.	52,300	1,128,111

Healthcare Management Services - 4.0%
Caremark Rx, Inc.*	29,400	1,445,892
Eclipsys Corp.*	57,900	1,367,019

		2,812,911

Equity Securities - 98.9%	SHARES	VALUE

Healthcare Services - 2.2%
WellPoint, Inc.*	19,900	1,540,857

Machinery - Oil Well Equipment & Services - 2.3%
Schlumberger Ltd.	12,850	1,626,425

Medical & Dental - Instruments & Supplies - 6.6%
Cytyc Corp.*	41,899	1,180,714
Fisher Scientific International, Inc.*	26,500	1,803,325
Zimmer Holdings, Inc.*	25,400	1,717,040

		4,701,079

Multi-Sector Companies - 2.3%
General Electric Co.	47,200	1,641,616

Oil - Crude Producers - 1.7%
Canadian Natural Resources Ltd.	21,900	1,213,041

Oil - Integrated International - 8.2%
Chevron Corp.	34,755	2,014,747
ConocoPhillips	27,000	1,705,050
Exxon Mobil Corp.	34,900	2,124,014

		5,843,811

Radio & Television Broadcasters - 3.0%
DIRECTV Group, Inc.*	87,631	1,437,148
Sirius Satellite Radio, Inc.*	52,880	268,630
XM Satellite Radio Holdings, Inc.*	18,520	412,440

		2,118,218

Retail - 3.8%
Foot Locker, Inc.	58,900	1,406,532
Target Corp.	25,500	1,326,255

		2,732,787

Securities Brokers & Services - 2.6%
Charles Schwab Corp.	105,900	1,822,539

Telecommunications Equipment - 2.1%
American Tower Corp.*	50,400	1,528,128

Utilities - Cable, Television, & Radio - 1.9%
Comcast Corp., Special Class A*	52,800	1,379,136

Utilities - Telecommunications - 9.8%
Alltel Corp.	24,500	1,586,375
Leap Wireless International, Inc.*	28,610	1,247,110
Level 3 Communications, Inc.*	271,400	1,405,852
NII Holdings, Inc., Class B*	45,600	2,689,032

		6,928,369

Total Equity Securities (Cost $62,242,855)		70,235,253

TOTAL INVESTMENTS (Cost $62,242,855) - 98.9%		70,235,253
Other assets and liabilities, net - 1.1%		803,124

NET ASSETS - 100%		$71,038,377

*	Non-income producing security.
Abbreviations:
ADR: American Depository Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS INCOME & GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

Equity Securities - 97.3%	SHARES	VALUE

Aerospace - 1.5%
Empresa Brasileira de Aeronautica SA (ADR)	67,150	$2,474,477

Banks - New York City - 1.6%
JPMorgan Chase & Co.	63,600	2,648,304

Banks - Outside New York City - 1.1%
Cullen/Frost Bankers, Inc.	31,400	1,687,750

Biotechnology - Research & Production - 2.6%
Amgen, Inc.*	57,800	4,204,950

Chemicals - 1.7%
Sasol Ltd. (ADR)	73,150	2,767,265

Communications Technology - 4.7%
DealerTrack Holdings, Inc.*	75,561	1,610,205
Motorola, Inc.	141,500	3,241,765

Qualcomm, Inc.	52,700	2,667,147

		7,519,117

Computer - Services, Software & Systems - 3.1%
Microsoft Corp.	180,400	4,908,684

Equity Securities - 97.3%	SHARES	VALUE

Computer Technology - 4.5%
Network Appliance, Inc.*	108,050	3,893,041
Seagate Technology, Inc.*	129,250	3,403,153

		7,296,194

Consumer Electronics - 2.7%
Google, Inc.*	5,200	2,028,000
Nintendo Co. Ltd. (ADR)	123,400	2,289,070

		4,317,070

Copper - 2.3%
Freeport-McMoRan Copper & Gold, Inc., Class B	26,250	1,568,963
Phelps Dodge Corp.	25,700	2,069,621

		3,638,584

Diversified Financial Services - 1.2%
Morgan Stanley	30,400	1,909,728

Drug & Grocery Store Chains - 1.2%
CVS Corp.	62,700	1,872,849

Drugs & Pharmaceuticals - 3.8%
Novartis AG (ADR)	45,850	2,541,924
Schering-Plough Corp.	88,050	1,672,070
Teva Pharmaceutical Industries Ltd. (ADR)	46,346	1,908,528

		6,122,522

Electronics - Semiconductors / Components - 4.1%
Broadcom Corp.*	37,050	1,599,078
Tessera Technologies, Inc.*	104,450	3,350,756
Texas Instruments, Inc.	51,450	1,670,582

		6,620,416

Energy & Contracting Services - 1.2%
Fluor Corp.	23,150	1,986,270

Energy Miscellaneous - 1.0%
Valero Energy Corp.	27,000	1,614,060

Healthcare Management Services - 3.9%
Caremark Rx, Inc.*	47,800	2,350,804
Humana, Inc.*	74,950	3,946,118

		6,296,922

Healthcare Services - 3.2%
WellPoint, Inc.*	65,700	5,087,151

Hotel / Motel - 2.6%
Orient-Express Hotels Ltd.	104,450	4,097,573

Insurance - Multi-Line - 3.1%
American International Group, Inc.	25,150	1,662,164
Genworth Financial, Inc.	96,650	3,231,010

		4,893,174

Equity Securities - 97.3%	SHARES	VALUE

Investment Management Companies - 1.2%
National Financial Partners Corp.	34,100	1,927,332

Leisure Time - 1.9%
Carnival Corp.	63,350	3,000,889

Machinery - Construction & Handling - 5.0%
Caterpillar, Inc.	58,950	4,233,199
Terex Corp.*	47,800	3,787,672

		8,020,871

Machinery - Oil Well Equipment & Services - 2.1%
National Oilwell Varco, Inc.*	53,000	3,398,360

Medical & Dental - Instruments & Supplies - 1.1%
Mentor Corp.	37,450	1,696,859

Metals & Minerals - Miscellaneous - 3.0%
Cia Vale do Rio Doce (ADR)	32,900	1,596,637
Inco Ltd.	65,750	3,280,268

		4,876,905

Multi-Sector Companies - 3.0%
General Electric Co.	139,675	4,857,896

Offshore Drilling - 3.4%
Diamond Offshore Drilling, Inc.	60,450	5,410,275

Oil - Integrated International - 1.0%
Exxon Mobil Corp.	26,850	1,634,091

Radio & Television Broadcasters - 5.2%
News Corp.	160,450	2,665,075
XM Satellite Radio Holdings, Inc.*	256,100	5,703,347

		8,368,422

Railroads - 1.3%
Burlington Northern Santa Fe Corp.	25,300	2,108,249

Restaurants - 1.5%
McDonald’s Corp.	72,200	2,480,792

Savings & Loans - 1.2%
Hudson City Bancorp, Inc.	145,650	1,935,688

Securities Brokers & Services - 2.2%
Legg Mason, Inc.	13,000	1,629,290
Lehman Brothers Holdings, Inc.	13,300	1,922,249

		3,551,539

Equity Securities - 97.3%	SHARES	VALUE

Services - Commercial - 2.8%
eBay, Inc.*	113,400	4,429,404

Soaps & Household Chemicals - 2.1%
Procter & Gamble Co.	58,774	3,386,558

Tobacco - 2.6%
Altria Group, Inc.	58,250	4,127,595

Transportation Miscellaneous - 2.3%
Tidewater, Inc.	37,300	2,060,079
UTI Worldwide, Inc.	51,300	1,621,080

		3,681,159

Utilities - Electrical - 1.0%
Exelon Corp.	29,350	1,552,615

Utilities - Telecommunications - 2.3%
Alltel Corp.	56,150	3,635,712

Total Equity Securities (Cost $146,847,276)		156,044,271

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.6%	PRINCIPAL AMOUNT

Federal Home Loan Bank Discount Notes:
4/5/06	$200,000	199,903
4/6/06	500,000	499,688
4/20/06	1,600,000	1,596,149
Freddie Mac Discount Notes, 4/11/06	1,900,000	1,897,609

Total U.S. Government Agencies and Instrumentalities (Cost $4,193,349)		4,193,349

TOTAL INVESTMENTS (Cost $151,040,625) - 99.9%		160,237,620
Other assets and liabilities, net - 0.1%		122,669

NET ASSETS - 100%		$160,360,289

Abbreviations:
ADR: American Depository Receipt

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

Equity Securities - 95.7%	SHARES	VALUE

Agriculture Fishing & Ranching - 2.4%
Delta & Pine Land Co.	32,375	$976,430

Aluminum - 4.5%
Aleris International, Inc.*	38,500	1,850,695

Banks - Outside New York City - 1.4%
Doral Financial Corp.	49,215	568,433

Biotechnology - Research & Production - 3.0%
Arena Pharmaceuticals, Inc.*	20,655	374,062
Ariad Pharmaceuticals, Inc.*	57,550	378,679
deCODE genetics, Inc.*	54,784	474,977

		1,227,718

Casinos & Gambling - 2.6%
Shuffle Master, Inc.*	29,825	1,065,945

Communications & Media - 1.2%
Entravision Communications Corp.*	54,715	501,189

Communications Technology - 3.8%
Avocent Corp.*	7,825	248,366
EMS Technologies, Inc.*	18,675	336,710
Ixia*	28,475	406,053
Tekelec, Inc.*	41,300	571,179

		1,562,308

Computer - Services, Software & Systems - 6.7%
Ansys Inc.*	21,775	1,179,116
Datastream Systems, Inc.*	74,925	766,483
eCollege.com, Inc.*	13,800	259,992
Internet Capital Group, Inc.*	26,850	252,927
Netsmart Technologies, Inc.*	20,950	290,367

		2,748,885

Computer Technology - 4.7%
McData Corp.*	155,775	719,681
Radisys Corp.*	36,925	732,961
Trident Microsystems, Inc.*	16,600	482,396

		1,935,038

Consumer Electronics - 3.7%
Dolby Laboratories, Inc.*	29,925	625,432
Universal Electronics, Inc.*	50,681	897,054

		1,522,486

Equity Securities - 95.7%	SHARES	VALUE

Drugs & Pharmaceuticals - 1.4%
Allion Healthcare, Inc.*	15,140	205,298
Connetics Corp.*	14,350	242,946
Dendreon Corp.*	28,375	133,646

		581,890

Electrical Equipment & Components - 2.4%
General Cable Corp.*	32,875	997,099

Electronics - 1.0%
Supertex, Inc.*	10,695	402,346

Electronics - Semiconductors / Components - 2.1%
Integrated Device Technology, Inc.*	57,300	851,478

Electronics - Technology - 4.1%
Coherent, Inc.*	25,585	898,289
OYO Geospace Corp.*	13,475	794,890

		1,693,179

Energy Miscellaneous - 2.2%
Core Laboratories NV*	9,925	471,934
Tetra Technologies, Inc.*	9,112	428,628

		900,562

Financial Data Processing Services - 1.9%
Global Payments, Inc.	14,475	767,320

Financial Information Services - 2.6%
FactSet Research Systems, Inc.	24,150	1,071,052

Financial Miscellaneous - 2.3%
Cash America International, Inc.	31,025	931,371

Healthcare Management Services - 4.2%
Centene Corp.*	28,850	841,554
Horizon Health Corp.*	25,725	509,355
Per-Se Technologies, Inc.*	13,575	361,910

		1,712,819

Healthcare Services - 2.0%
Healthways, Inc.*	15,975	813,767

Identification Control & Filter Devices - 1.2%
Advanced Energy Industries, Inc.*	34,675	489,958

Equity Securities - 95.7%	SHARES	VALUE

Insurance - Property & Casualty - 1.8%
Philadelphia Consolidated Holding Co.*	22,270	760,298

Leisure Time - 2.9%
SCP Pool Corp.	15,500	727,105
Vail Resorts, Inc.*	12,575	480,617

		1,207,722

Machinery - Industrial / Specialty - 1.8%
Actuant Corp.	11,825	723,927

Machinery - Oil Well Equipment & Services - 1.7%
Patterson-UTI Energy, Inc.	21,600	690,336

Machinery - Specialty - 2.7%
Applied Films Corp.*	14,935	290,187
Bucyrus International, Inc.	16,800	809,592

		1,099,779

Medical & Dental - Instruments & Supplies - 7.0%
American Medical Systems Holdings, Inc.*	34,075	766,687
Arrow International, Inc.	9,450	308,732
DJ Orthopedics, Inc.*	12,350	491,036
Respironics, Inc.*	15,850	616,723
SurModics, Inc.*	12,610	445,890
Thoratec Corp.*	12,800	246,656

		2,875,724

Oil - Crude Producers - 2.7%
Unit Corp.*	19,825	1,105,244

Production Technology Equipment - 2.0%
ATMI, Inc.*	16,450	496,790
Photon Dynamics, Inc.*	16,675	312,656

		809,446

Restaurants - 1.6%
Red Robin Gourmet Burgers, Inc.*	14,200	670,240

Retail - 5.6%
Build-A-Bear Workshop, Inc.*	15,050	461,283
Genesco, Inc.*	26,650	1,036,418
Guitar Center, Inc.*	17,130	817,101

		2,314,802

Services - Commercial - 4.5%
Clayton Holdings, Inc.*	3,460	72,937
Corrections Corp of America*	16,335	738,342
Waste Connections, Inc.*	25,530	1,016,349

		1,827,628

Total Equity Securities (Cost $30,609,428)		39,257,114

TOTAL INVESTMENTS (Cost $30,609,428) - 95.7%		39,257,114
Other assets and liabilities, net - 4.3%		1,765,822

NET ASSETS - 100%		$41,022,936

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

Equity Securities - 98.4%	SHARES	VALUE

Aerospace - 1.5%
BE Aerospace, Inc.*	48,450	$1,217,064

Air Transportation - 0.5%
UAL Corp.*	9,750	389,317

Beverage - Soft Drinks - 1.1%
Hansen Natural Corp.*	6,900	869,745

Biotechnology - Research & Production - 1.5%
ArthroCare Corp.*	17,150	820,113
Charles River Laboratories International, Inc.*	7,750	379,905

		1,200,018

Casinos & Gambling - 0.2%
Bally Technologies, Inc.*	11,000	186,890

Coal - 2.0%
Peabody Energy Corp.	32,400	1,633,284

Communications Technology - 4.7%
DealerTrack Holdings, Inc.*	22,050	469,885
L-3 Communications Holdings, Inc.	19,310	1,656,605
Sonus Networks, Inc.*	78,050	427,714
WebEx Communications, Inc.*	38,650	1,301,345

		3,855,549

Equity Securities - 98.4%	SHARES	VALUE

Computer - Services, Software & Systems - 2.6%
Check Point Software Technologies Ltd.*	12,200	244,244
Openwave Systems, Inc.*	18,950	408,941
Sapient Corp.*	79,100	603,533
VeriFone Holdings, Inc.*	27,150	822,373

		2,079,091

Computer Technology - 6.0%
Apple Computer, Inc.*	26,850	1,684,032
Network Appliance, Inc.*	56,450	2,033,894
Western Digital Corp.*	57,850	1,124,025

		4,841,951

Consumer Electronics - 6.4%
Activision, Inc.*	42,400	584,696
CNET Networks, Inc.*	37,750	536,427
Garmin Ltd.	5,150	409,064
IMAX Corp.*	17,750	180,162
NetFlix, Inc.*	72,450	2,100,326
Nintendo Co. Ltd. (ADR)	53,750	997,063
Traffic.com, Inc.*	43,150	360,303

		5,168,041

Copper - 1.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	25,750	1,539,077

Diversified Materials & Processing - 0.5%
Hexcel Corp.*	17,850	392,164

Drugs & Pharmaceuticals - 1.3%
Sepracor, Inc.*	21,050	1,027,450

Electronics - Medical Systems - 3.2%
Hologic, Inc.*	16,200	896,670
Intuitive Surgical, Inc.*	14,550	1,716,900

		2,613,570

Electronics - Semiconductors / Components - 8.6%
Broadcom Corp.*	29,475	1,272,141
Cypress Semiconductor Corp.*	33,900	574,605
Himax Technologies, Inc. (ADR)*	13,800	120,750
Ikanos Communications, Inc.*	26,250	517,387
Marvell Technology Group Ltd.*	20,950	1,133,395
Micron Technology, Inc.*	38,250	563,040
Rambus, Inc.*	11,000	432,740
Sirf Technology Holdings, Inc.*	17,350	614,363
Tessera Technologies, Inc.*	33,100	1,061,848
Xilinx, Inc.	28,250	719,245

		7,009,514

Equity Securitiess - 98.4%	SHARES	VALUE

Energy & Contracting Services - 2.3%
Jacobs Engineering Group, Inc.*	21,400	1,856,236

Finance Companies - 0.6%
International Securities Exchange, Inc.	11,350	472,728

Financial Data Processing Services - 1.1%
Wright Express Corp.*	32,000	897,600

Healthcare Facilities - 3.6%
DaVita, Inc.*	23,850	1,436,009
Psychiatric Solutions, Inc.*	45,600	1,510,728

		2,946,737

Healthcare Management Services - 4.5%
Allscripts Healthcare Solutions, Inc.*	44,200	809,302
Health Net, Inc.*	23,650	1,201,893
WellCare Health Plans, Inc.*	36,300	1,649,472

		3,660,667

Healthcare Services - 0.9%
Medco Health Solutions, Inc.*	12,300	703,806

Hotel / Motel - 1.8%
Orient-Express Hotels Ltd.	25,600	1,004,288
Wynn Resorts Ltd.*	5,550	426,518

		1,430,806

Identification Control & Filter Devices - 1.0%
ESCO Technologies, Inc.*	1,700	86,105
Roper Industries, Inc.	14,650	712,430

		798,535

Insurance - Multi-Line - 2.4%
Endurance Specialty Holdings Ltd.	38,850	1,264,568
HealthExtras, Inc.*	19,050	672,465

		1,937,033

Investment Management Companies - 3.1%
Affiliated Managers Group, Inc.*	10,750	1,146,057
Janus Capital Group, Inc.	25,150	582,726
National Financial Partners Corp.	13,900	785,628

		2,514,411

Machinery - Construction & Handling - 2.9%
Manitowoc Co, Inc.	4,600	419,290
Terex Corp.*	24,400	1,933,456

		2,352,746

Equity Securities - 98.4%	SHARES	VALUE

Machinery - Oil Well Equipment & Services - 3.0%
National Oilwell Varco, Inc.*	37,600	2,410,912

Medical & Dental - Instruments & Supplies - 2.3%
Mentor Corp.	25,400	1,150,874
Thoratec Corp.*	36,800	709,136

		1,860,010

Metals & Minerals - Miscellaneous - 4.8%
Cameco Corp.	30,800	1,108,800
Inco Ltd.	40,350	2,013,062
Paladin Resources Ltd.*	214,900	767,193

		3,889,055

Multi-Sector Companies - 1.4%
Trinity Industries, Inc.	20,700	1,125,873

Offshore Drilling - 2.4%
Diamond Offshore Drilling, Inc.	21,700	1,942,150

Oil - Crude Producers - 1.0%
Talisman Energy, Inc.	14,850	789,723

Radio & Television Broadcasters - 2.5%
XM Satellite Radio Holdings, Inc.*	93,050	2,072,224

Restaurants - 0.2%
P.F. Chang’s China Bistro, Inc.*	3,800	187,302

Retail - 2.0%
Abercrombie & Fitch Co.	5,850	341,055
GameStop Corp.*	26,351	1,242,186

		1,583,241

Savings & Loans - 1.5%
Hudson City Bancorp, Inc.	91,300	1,213,377

Securities Brokers & Services - 0.7%
GFI Group, Inc.*	11,700	607,347

Services - Commercial - 6.0%
Expedia, Inc.*	16,250	329,388
Net 1 UEPS Technologies, Inc.*	62,950	1,781,485
Weight Watchers International, Inc.	22,100	1,135,940
West Corp.*	36,000	1,607,760

		4,854,573

Equity Securities - 98.4%	SHARES	VALUE

Textiles Apparel Manufacturers - 1.3%
Coach, Inc.*	19,150	662,207
Quiksilver, Inc.*	29,350	406,791

		1,068,998

Utilities - Telecommunications - 3.1%
Global Crossing Ltd.*	16,450	435,925
NeuStar, Inc.*	20,750	643,250
NII Holdings, Inc., Class B*	24,350	1,435,920

		2,515,095

Total Equity Securities (Cost $70,365,881)		79,713,910

U.S. Government Agencies and Instrumentalities - 2.5%	PRINCIPAL AMOUNT	VALUE

Federal Home Loan Bank Discount Notes, 4/5/06	$2,000,000	$1,999,033

Total U.S. Government Agencies and Instrumentalities (Cost $1,999,033)		1,999,033

TOTAL INVESTMENTS (Cost $72,364,914) - 100.9%		81,712,943
Other assets and liabilities, net - (0.9%)		(736,278)

NET ASSETS - 100%		$80,976,665

*	Non-income producing security.
Abbreviations:
ADR: American Depository Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS INDEX 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

Equity Securities - 97.8%	SHARES	VALUE

Advertising Agencies - 0.2%
Interpublic Group of Co.’s., Inc.*	4,100	$39,196
Omnicom Group, Inc.	1,500	124,875

		164,071

Aerospace - 1.6%
Boeing Co.	6,860	534,600
Goodrich Corp.	1,100	47,971
Lockheed Martin Corp.	3,100	232,903
Northrop Grumman Corp.	3,059	208,899
Rockwell Collins, Inc.	1,500	84,525
United Technologies Corp.	8,700	504,339

		1,613,237

Agriculture Fishing & Ranching - 0.2%
Monsanto Co.	2,340	198,315

Air Transportation - 0.4%
FedEx Corp.	2,600	293,644
Southwest Airlines Co.	6,150	110,639

		404,283

Aluminum - 0.2%
Alcoa, Inc.	7,524	229,933

Auto Parts - After Market - 0.1%
Genuine Parts Co.	1,400	61,362

Auto Trucks & Parts - 0.1%
Navistar International Corp.*	600	16,548
Paccar, Inc.	1,450	102,196

		118,744

Automobiles - 0.2%
Ford Motor Co.	15,990	127,280
General Motors Corp.	4,872	103,627

		230,907

Banks - New York City - 1.4%
Bank of New York Co., Inc.	6,700	241,468
JPMorgan Chase & Co.	29,438	1,225,798

		1,467,266

Banks - Outside New York City - 6.1%
AmSouth Bancorp	2,900	78,445
Bank of America Corp.	39,251	1,787,491
BB&T Corp.	4,661	182,711
Comerica, Inc.	1,400	81,158
Compass Bancshares, Inc.	1,100	55,671
Fifth Third Bancorp	4,783	188,259
First Horizon National Corp.	1,000	41,650
Huntington Bancshares, Inc.	2,130	51,397
KeyCorp Ltd.	3,500	128,800
M&T Bank Corp.	700	79,898
Marshall & Ilsley Corp.	1,800	78,444
Mellon Financial Corp.	3,600	128,160
National City Corp.	4,700	164,030
North Fork Bancorp, Inc.	4,200	121,086
Northern Trust Corp.	1,600	84,000
PNC Financial Services Group, Inc.	2,500	168,275

Equity Securities - 97.8%	SHARES	VALUE

Regions Financial Corp.	3,816	134,209
State Street Corp.	2,800	169,204
Suntrust Banks, Inc.	3,100	225,556
Synovus Financial Corp.	2,800	75,852
US Bancorp	15,521	473,390
Wachovia Corp.	13,626	763,737
Wells Fargo & Co.	14,100	900,567
Zions Bancorp	900	74,457

		6,236,447

Beverage - Brewery & Winery - 0.4%
Anheuser-Busch Co.’s, Inc.	6,600	282,282
Constellation Brands, Inc.*	1,800	45,090
Molson Coors Brewing Co., Class B	500	34,310

		361,682

Beverage - Distillers - 0.1%
Brown-Forman Corp., Class B	700	53,879

Beverage - Soft Drinks - 1.6%
Coca-Cola Co.	17,300	724,351
Coca-Cola Enterprises, Inc.	2,600	52,884
Pepsi Bottling Group, Inc.	1,200	36,468
Pepsico, Inc.	14,170	818,884

		1,632,587

Biotechnology - Research & Production - 1.3%
Amgen, Inc.*	9,832	715,278
Baxter International, Inc.	5,400	209,574
Biogen Idec, Inc.*	2,955	139,181
Chiron Corp.*	1,000	45,810
Genzyme Corp. - General Division*	2,200	147,884
Millipore Corp.*	400	29,224

		1,286,951

Building Materials - 0.2%
Masco Corp.	3,600	116,964
Vulcan Materials Co.	900	77,985

		194,949

Casinos & Gambling - 0.2%
Harrah’s Entertainment, Inc.	1,600	124,736
International Game Technology	3,000	105,660

		230,396

Chemicals - 1.1%
Air Products & Chemicals, Inc.	1,900	127,661
Dow Chemical Co.	8,222	333,813
E.I. Du Pont de Nemours & Co.	7,800	329,238
Eastman Chemical Co.	700	35,826

Equity Securities - 97.8%	SHARES	VALUE

Ecolab, Inc.	1,500	57,300
Hercules, Inc.*	1,100	15,180
Praxair, Inc.	2,700	148,905
Rohm & Haas Co.	1,300	63,531
Sigma-Aldrich Corp.	600	39,474
Tronox, Inc., Class B*	200	3,398

		1,154,326

Communications & Media - 0.6%
Time Warner, Inc.	37,800	634,662

Communications Technology - 3.1%
ADC Telecommunications, Inc.*	1,100	28,149
Avaya, Inc.*	3,458	39,075
CIENA Corp.*	5,500	28,655
Cisco Systems, Inc.*	51,800	1,122,506
Comverse Technology, Inc.*	1,800	42,354
Corning, Inc.*	13,000	349,830
JDS Uniphase Corp.*	12,600	52,542
L-3 Communications Holdings, Inc.	1,000	85,790
Lucent Technologies, Inc.*	37,300	113,765
Motorola, Inc.	21,268	487,250
NCR Corp.*	1,500	62,685
Qualcomm, Inc.	14,100	713,601
Symbol Technologies, Inc.	2,100	22,218
Tellabs, Inc.*	3,700	58,830

		3,207,250

Computer - Services, Software & Systems - 3.3%
Adobe Systems, Inc.*	5,200	181,584
Affiliated Computer Services, Inc.*	1,100	65,626
Autodesk, Inc.*	1,900	73,188
BMC Software, Inc.*	1,900	41,154
CA, Inc.	3,800	103,398
Citrix Systems, Inc.*	1,600	60,640
Computer Sciences Corp.*	1,600	88,880
Compuware Corp.*	3,000	23,490
Intuit, Inc.*	1,500	79,785
Microsoft Corp.	75,100	2,043,471
Novell, Inc.*	3,500	26,880
Oracle Corp.*	32,522	445,226
Parametric Technology Corp.*	920	15,024
QLogic Corp.*	1,400	27,090
Symantec Corp.*	9,021	151,823

		3,427,259

Computer Technology - 3.6%
Apple Computer, Inc.*	7,200	451,584
Dell, Inc.*	19,800	589,248
Electronic Data Systems Corp.	4,400	118,052

Equity Securities - 97.8%	SHARES	VALUE

EMC Corp.*	20,800	283,504
Gateway, Inc.*	1,500	3,285
Hewlett-Packard Co.	23,784	782,494
International Business Machines Corp.	13,200	1,088,604
Network Appliance, Inc.*	3,200	115,296
Nvidia Corp.*	1,500	85,890
Sun Microsystems, Inc.*	28,800	147,744
Unisys Corp.*	3,500	24,115

		3,689,816

Consumer Electronics - 1.2%
Electronic Arts, Inc.*	2,500	136,800
Google, Inc.*	1,700	663,000
Harman International Industries, Inc.	600	66,678
VeriSign, Inc.*	2,300	55,177
Yahoo!, Inc.*	10,800	348,408

		1,270,063

Consumer Products - 0.3%
Alberto-Culver Co.	550	24,327
International Flavors & Fragrances, Inc.	800	27,456
Kimberly-Clark Corp.	4,039	233,454
Snap-On, Inc.	500	19,060

		304,297

Containers & Packaging - Paper & Plastic - 0.1%
Bemis Co.	1,000	31,580
Pactiv Corp.*	1,200	29,448
Sealed Air Corp.	700	40,509
Temple-Inland, Inc.	1,000	44,550

		146,087

Copper - 0.2%
Freeport-McMoRan Copper & Gold, Inc., Class B	1,600	95,632
Phelps Dodge Corp.	1,800	144,954

		240,586

Cosmetics - 0.1%
Avon Products, Inc.	3,900	121,563
Estee Lauder Co.’s, Inc.	800	29,752

		151,315

Diversified Financial Services - 4.8%
American Express Co.	10,400	546,520
Ameriprise Financial, Inc.	2,040	91,922
CIT Group, Inc.	1,700	90,984
Citigroup, Inc.	42,106	1,988,666
Goldman Sachs Group, Inc.	3,700	580,752
Marsh & McLennan Co.’s, Inc.	4,600	135,056
Merrill Lynch & Co., Inc.	7,900	622,204
Metlife, Inc.	6,400	309,568
Morgan Stanley	9,239	580,394

		4,946,066

Equity Securities - 97.8%	SHARES	VALUE

Diversified Materials & Processing - 0.6%
American Standard Co.’s, Inc.	1,500	64,290
Ashland, Inc.	600	42,648
Ball Corp.	900	39,447
Engelhard Corp.	1,100	43,571
Tyco International Ltd.	17,225	463,008

		652,964

Diversified Production - 0.2%
Danaher Corp.	2,100	133,455
Dover Corp.	1,700	82,552

		216,007

Drug & Grocery Store Chains - 1.0%
Albertson’s, Inc.	3,300	84,711
CVS Corp.	7,100	212,077
Kroger Co.*	6,200	126,232
Safeway, Inc.	4,000	100,480
Supervalu, Inc.	1,200	36,984
Walgreen Co.	8,600	370,918
Whole Foods Market, Inc.	1,200	79,728

		1,011,130

Drugs & Pharmaceuticals - 7.0%
Abbott Laboratories, Inc.	12,900	547,863
Allergan, Inc.	1,300	141,050
AmerisourceBergen Corp.	1,806	87,176
Barr Pharmaceuticals, Inc.*	900	56,682
Bristol-Myers Squibb Co.	16,700	410,987
Cardinal Health, Inc.	3,650	271,998
Eli Lilly & Co.	9,500	525,350
Forest Laboratories, Inc.*	2,800	124,964
Gilead Sciences, Inc.*	3,900	242,658
Hospira, Inc.*	1,400	55,244
Johnson & Johnson	25,132	1,488,317
King Pharmaceuticals, Inc.*	2,200	37,950
Medimmune, Inc.*	2,200	80,476
Merck & Co., Inc.	18,700	658,801
Mylan Laboratories, Inc.	2,000	46,800
Pfizer, Inc.	62,142	1,548,579
Schering-Plough Corp.	12,800	243,072
Watson Pharmaceutical, Inc.*	900	25,866
Wyeth	11,300	548,276

		7,142,109

Equity Securities - 97.8%	SHARES	VALUE

Education Services - 0.1%
Apollo Group, Inc.*	1,300	68,263

Electrical - Household Appliances - 0.1%
Maytag Corp.	800	17,064
Whirlpool Corp.	600	54,882

		71,946

Electrical Equipment & Components - 0.4%
Cooper Industries Ltd.	800	69,520
Emerson Electric Co.	3,500	292,705
Molex, Inc.	1,325	43,990

		406,215

Electronics - 0.0%
Sanmina-SCI Corp.*	5,100	20,910

Electronics - Instruments & Gauges - 0.1%
Tektronix, Inc.	800	28,568
Thermo Electron Corp.*	1,500	55,635

		84,203

Electronics - Medical Systems - 0.5%
Medtronic, Inc.	10,300	522,725

Electronics - Semiconductors / Components - 2.5%
Advanced Micro Devices, Inc.*	4,100	135,956
Altera Corp.*	3,300	68,112
Analog Devices, Inc.	3,100	118,699
Applied Micro Circuits Corp.*	3,500	14,245
Broadcom Corp.*	3,750	161,850
Freescale Semiconductor, Inc., Class B*	3,416	94,862
Intel Corp.	49,600	959,760
Jabil Circuit, Inc.*	1,600	68,576
Linear Technology Corp.	2,600	91,208
LSI Logic Corp.*	3,500	40,460
Maxim Integrated Products, Inc.	2,772	102,980
Micron Technology, Inc.*	5,100	75,072
National Semiconductor Corp.	3,000	83,520
PMC - Sierra, Inc.*	1,600	19,664
Texas Instruments, Inc.	13,800	448,086
Xilinx, Inc.	3,000	76,380

		2,559,430

Electronics - Technology - 0.5%
General Dynamics Corp.	3,400	217,532
PerkinElmer, Inc.	1,100	25,817
Raytheon Co.	3,800	174,192
Rockwell Automation, Inc.	1,500	107,865
Solectron Corp.*	8,800	35,200

		560,606

Equity Securities - 97.8%	SHARES	VALUE

Energy & Contracting Services - 0.1%
Fluor Corp.	700	60,060

Energy Miscellaneous - 0.4%
Sunoco, Inc.	1,200	93,084
Valero Energy Corp.	5,200	310,856

		403,940

Entertainment - 0.9%
CBS Corp., Class B	6,601	158,280
Live Nation, Inc.*	1	10
Viacom, Inc., Class B*	6,701	259,999
Walt Disney Co.	16,600	462,974

		881,263

Finance - Small Loan - 0.2%
SLM Corp.	3,500	181,790

Finance Companies - 0.2%
Capital One Financial Corp.	2,600	209,352

Financial Data Processing Services - 0.7%
Automatic Data Processing, Inc.	5,000	228,400
First Data Corp.	6,634	310,604
Fiserv, Inc.*	1,500	63,825
Paychex, Inc.	2,950	122,897

		725,726

Financial Information Services - 0.2%
Dow Jones & Co., Inc.	600	23,580
Equifax, Inc.	1,200	44,688
Moody’s Corp.	2,100	150,066

		218,334

Financial Miscellaneous - 1.0%
AMBAC Financial Group, Inc.	900	71,640
Fannie Mae	8,300	426,620
Freddie Mac	5,900	359,900
H & R Block, Inc.	2,800	60,620
MBIA, Inc.	1,200	72,156
MGIC Investment Corp.	800	53,304

		1,044,240

Foods - 1.1%
Campbell Soup Co.	1,700	55,080
ConAgra Foods, Inc.	4,600	98,716
Dean Foods Co*	1,200	46,590

Equity Securities - 97.8%	SHARES	VALUE

General Mills, Inc.	3,100	157,108
H.J. Heinz Co.	2,800	106,176
Hershey Foods Corp.	1,600	83,568
Kellogg Co.	2,100	92,484
McCormick & Co., Inc.	1,200	40,632
Sara Lee Corp.	6,400	114,432
Sysco Corp.	5,400	173,070
Tyson Foods, Inc.	2,400	32,976
William Wrigley Jr. Co.	1,600	102,400

		1,103,232

Forest Products - 0.2%
Louisiana-Pacific Corp.	900	24,480
Weyerhaeuser Co.	2,100	152,103

		176,583

Gold - 0.2%
Newmont Mining Corp.	3,900	202,371

Healthcare Facilities - 0.4%
HCA, Inc.	3,600	164,844
Health Management Associates, Inc.	2,200	47,454
Laboratory Corp. of America Holdings, Inc.*	1,100	64,328
Manor Care, Inc.	700	31,045
Quest Diagnostics, Inc.	1,400	71,820
Tenet Healthcare Corp.*	4,600	33,948

		413,439

Healthcare Management Services - 1.2%
Aetna, Inc.	4,900	240,786
Caremark Rx, Inc.*	3,874	190,523
Humana, Inc.*	1,300	68,445
IMS Health, Inc.	1,661	42,804
UnitedHealth Group, Inc.	11,400	636,804

		1,179,362

Healthcare Services - 0.8%
Express Scripts, Inc.*	1,200	105,480
McKesson Corp.	2,700	140,751
Medco Health Solutions, Inc.*	2,690	153,922
WellPoint, Inc.*	5,600	433,608

		833,761

Home Building - 0.3%
Centex Corp.	1,100	68,189
DR Horton, Inc.	2,400	79,728
KB Home	600	38,988
Lennar Corp.	1,200	72,456
Pulte Homes, Inc.	1,900	72,998

		332,359

Equity Securities - 97.8%	SHARES	VALUE

Hotel / Motel - 0.3%
Hilton Hotels Corp.	2,700	68,742
Marriott International, Inc.	1,400	96,040
Starwood Hotels and Resorts Worldwide, Inc.	1,900	128,687

		293,469

Household Equipment & Products - 0.1%
Black & Decker Corp.	700	60,823
Stanley Works	700	35,462

		96,285

Household Furnishings - 0.1%
Leggett & Platt, Inc.	1,700	41,429
Newell Rubbermaid, Inc.	2,500	62,975

		104,404

Identification Control & Filter Devices - 0.3%
Agilent Technologies, Inc.*	3,558	133,603
American Power Conversion Corp.	1,500	34,665
Pall Corp.	1,200	37,428
Parker Hannifin Corp.	1,000	80,610
Waters Corp.*	1,000	43,150

		329,456

Insurance - Life - 0.5%
Jefferson-Pilot Corp.	1,150	64,331
Principal Financial Group	2,400	117,120
Prudential Financial, Inc.	4,300	325,983

		507,434

Insurance - Multi-Line - 3.1%
Aflac, Inc.	4,300	194,059
Allstate Corp.	5,500	286,605
American International Group, Inc.	21,852	1,444,199
AON Corp.	2,700	112,077
Cigna Corp.	1,000	130,620
Cincinnati Financial Corp.	1,574	66,218
Genworth Financial, Inc.	3,200	106,976
Hartford Financial Services Group, Inc.	2,600	209,430
Lincoln National Corp.	1,500	81,885
Loews Corp.	1,200	121,440
Safeco Corp.	1,100	55,231
St. Paul Travelers Co.’s, Inc.	6,004	250,907
Torchmark Corp.	900	51,390
UnumProvident Corp.	2,400	49,152

		3,160,189

Equity Securities - 97.8%	SHARES	VALUE

Insurance - Property & Casualty - 0.6%
ACE Ltd.	2,800	145,628
Chubb Corp.	1,700	162,248
Progressive Corp.	1,700	177,242
XL Capital Ltd.	1,500	96,165

		581,283

Investment Management Companies - 0.2%
Federated Investors, Inc., Class B	800	31,240
Janus Capital Group, Inc.	2,000	46,340
T. Rowe Price Group, Inc.	1,100	86,031

		163,611

Jewelry Watches & Gems - 0.0%
Tiffany & Co.	1,300	48,802

Leisure Time - 0.2%
Carnival Corp.	3,700	175,269

Machinery - Agricultural - 0.2%
Deere & Co.	2,100	166,005

Machinery - Construction & Handling - 0.4%
Caterpillar, Inc.	5,800	416,498

Machinery - Engines - 0.0%
Cummins, Inc.	400	42,040

Machinery - Industrial / Specialty - 0.3%
Illinois Tool Works, Inc.	1,800	173,358
Ingersoll-Rand Co. Ltd.	2,800	117,012

		290,370

Machinery - Oil Well Equipment & Services - 1.9%
Baker Hughes, Inc.	2,900	198,360
BJ Services Co.	2,700	93,420
Halliburton Co.	4,400	321,288
Nabors Industries Ltd.*	1,400	100,212
National Oilwell Varco, Inc.*	1,500	96,180
Noble Corp.	1,200	97,320
Rowan Co.’s, Inc.	1,000	43,960
Schlumberger Ltd.	5,000	632,850
Transocean, Inc.*	2,781	223,314
Weatherford International Ltd.*	2,900	132,675

		1,939,579

Medical & Dental - Instruments & Supplies - 1.1%
Bausch & Lomb, Inc.	500	31,850
Becton Dickinson & Co.	2,200	135,476
Biomet, Inc.	2,075	73,704
Boston Scientific Corp.*	5,000	115,250
C.R. Bard, Inc.	900	61,029

Equity Securities - 97.8%	SHARES	VALUE

Fisher Scientific International, Inc.*	1,100	74,855
Guidant Corp.	2,900	226,374
Patterson Co’s, Inc.*	1,100	38,720
St. Jude Medical, Inc.*	3,200	131,200
Stryker Corp.	2,500	110,850
Zimmer Holdings, Inc.*	2,180	147,368

		1,146,676

Medical Services - 0.1%
Coventry Health Care, Inc.*	1,400	75,572

Milling - Fruit & Grain Production - 0.2%
Archer-Daniels-Midland Co.	5,692	191,536

Miscellaneous Business & Consumer Discretionary - 0.0%
E.W. Scripps Co.	700	31,297

Miscellaneous Equipment - 0.0%
W.W. Grainger, Inc.	600	45,210

Multi-Sector Companies - 4.3%
3M Co.	6,500	491,985
Brunswick Corp.	800	31,088
Eaton Corp.	1,300	94,861
Fortune Brands, Inc.	1,300	104,819
General Electric Co.	88,100	3,064,118
Honeywell International, Inc.	7,137	305,249
ITT Industries, Inc.	1,600	89,952
Johnson Controls, Inc.	1,700	129,081
Textron, Inc.	1,100	102,729

		4,413,882

Office Furniture & Business Equipment - 0.2%
Lexmark International, Inc.*	1,000	45,380
Pitney Bowes, Inc.	2,000	85,860
Xerox Corp.*	8,200	124,640

		255,880

Office Supplies - 0.1%
Avery Dennison Corp.	900	52,632

Oil - Crude Producers - 1.4%
Anadarko Petroleum Corp.	1,974	199,394
Apache Corp.	2,796	183,166
Burlington Resources, Inc.	3,200	294,112
Chesapeake Energy Corp.	3,200	100,512
Devon Energy Corp.	3,800	232,446
EOG Resources, Inc.	2,100	151,200
Kerr-McGee Corp.	996	95,098
XTO Energy, Inc.	3,166	137,943

		1,393,871

Equity Securities - 97.8%	SHARES	VALUE

Oil - Integrated Domestic - 1.2%
Amerada Hess Corp.	700	99,680
ConocoPhillips	11,588	731,782
Murphy Oil Corp.	1,500	74,730
Occidental Petroleum Corp.	3,700	342,805

		1,248,997

Oil - Integrated International - 4.3%
Chevron Corp.	18,768	1,087,981
Exxon Mobil Corp.	51,578	3,139,037
Marathon Oil Corp.	3,141	239,250

		4,466,268

Paints & Coatings - 0.1%
PPG Industries, Inc.	1,400	88,690
Sherwin-Williams Co.	1,000	49,440

		138,130

Paper - 0.2%
International Paper Co.	4,231	146,266
MeadWestvaco Corp.	1,600	43,696

		189,962

Photography - 0.1%
Eastman Kodak Co.	2,600	73,944

Production Technology Equipment - 0.4%
Applied Materials, Inc.	13,700	239,887
KLA-Tencor Corp.	1,600	77,376
Novellus Systems, Inc.*	1,200	28,800
Teradyne, Inc.*	1,800	27,918

		373,981

Publishing - Miscellaneous - 0.3%
McGraw-Hill Co.’s, Inc.	3,200	184,384
Meredith Corp.	300	16,737
RR Donnelley & Sons Co.	1,900	62,168

		263,289

Publishing - Newspapers - 0.3%
Gannett Co., Inc.	2,100	125,832
Knight Ridder, Inc.	600	37,926
New York Times Co.	1,400	35,434
Tribune Co.	2,202	60,401

		259,593

Radio & Television Broadcasters - 0.5%
Clear Channel Communications, Inc.	4,500	130,545
News Corp.	20,700	343,827
Univision Communications, Inc.*	2,000	68,940

		543,312

Equity Securities - 97.8%	SHARES	VALUE

Railroads - 0.8%
Burlington Northern Santa Fe Corp.	3,200	266,656
CSX Corp.	1,800	107,640
Norfolk Southern Corp.	3,400	183,838
Union Pacific Corp.	2,300	214,705

		772,839

Real Estate Investment Trust - 0.9%
Apartment Investment & Management Co.	900	42,210
Archstone-Smith Trust	1,900	92,663
Boston Properties, Inc.	600	55,905
Equity Office Properties Trust	3,500	117,530
Equity Residential Properties Trust	2,400	112,296
Kimco Realty Corp.	1,700	69,088
Plum Creek Timber Co., Inc.	1,600	59,088
ProLogis	2,000	107,000
Public Storage, Inc.	700	56,861
Simon Property Group, Inc.	1,600	134,624
Vornado Realty Trust	1,000	96,000

		943,265

Recreational Vehicles & Boats - 0.1%
Harley-Davidson, Inc.	2,400	124,512

Rent & Lease Services - Commercial - 0.0%
Ryder System, Inc.	600	26,868

Restaurants - 0.8%
Darden Restaurants, Inc.	1,150	47,185
McDonald’s Corp.	10,800	371,088
Starbucks Corp.*	6,700	252,188
Wendy’s International, Inc.	1,000	62,060
Yum! Brands, Inc.	2,400	117,264

		849,785

Retail - 4.5%
Amazon.Com, Inc.*	2,700	98,577
Autonation, Inc.*	1,400	30,170
Autozone, Inc.*	500	49,845
Bed Bath & Beyond, Inc.*	2,400	92,160
Best Buy Co., Inc.	3,450	192,958
Big Lots, Inc.*	1,200	16,752
Circuit City Stores, Inc.	1,200	29,376
Costco Wholesale Corp.	4,000	216,640
Dillards, Inc.	600	15,624
Dollar General Corp.	2,850	50,360

Equity Securities - 97.8%	SHARES	VALUE

Family Dollar Stores, Inc.	1,200	31,920
Federated Department Stores, Inc.	2,372	173,156
Gap, Inc.	4,800	89,664
Home Depot, Inc.	18,200	769,860
J.C. Penney Co., Inc.	1,900	114,779
Kohl’s Corp.*	2,900	153,729
Limited Brands, Inc.	2,981	72,915
Lowe’s Co.’s, Inc.	6,700	431,748
Nordstrom, Inc.	1,800	70,524
Office Depot, Inc.*	2,600	96,824
OfficeMax, Inc.	700	21,119
RadioShack Corp.	1,200	23,076
Sears Holdings Corp.*	829	109,627
Staples, Inc.	6,300	160,776
Target Corp.	7,500	390,075
TJX Co.’s, Inc.	3,900	96,798
Wal-Mart Stores, Inc.	21,000	992,040

		4,591,092

Savings & Loans - 0.6%
Golden West Financial Corp.	2,200	149,380
Sovereign Bancorp, Inc.	2,900	63,539
Washington Mutual, Inc.	8,396	357,838

		570,757

Scientific Equipment & Supplies - 0.0%
Applera Corp. - Applied Biosystems Group	1,700	46,138

Securities Brokers & Services - 1.0%
Bear Stearns Co.’s, Inc.	985	136,620
Charles Schwab Corp.	8,900	153,169
Countrywide Financial Corp.	5,123	188,014
E*Trade Financial Corp.*	3,400	91,732
Franklin Resources, Inc.	1,300	122,512
Lehman Brothers Holdings, Inc.	2,330	336,755

		1,028,802

Services - Commercial - 0.9%
Allied Waste Industries, Inc.*	2,000	24,480
Cendant Corp.	8,744	151,708
Cintas Corp.	1,200	51,144
Convergys Corp.*	1,300	23,673
eBay, Inc.*	9,767	381,499
Monster Worldwide, Inc.*	1,100	54,846
Robert Half International, Inc.	1,500	57,915
Sabre Holdings Corp.	1,234	29,036
Waste Management, Inc.	4,720	166,616

		940,917

Equity Securities - 97.8%	SHARES	VALUE

Shoes - 0.1%
Nike, Inc., Class B	1,600	136,160

Soaps & Household Chemicals - 1.9%
Clorox Co.	1,300	77,805
Colgate-Palmolive Co.	4,400	251,240
Procter & Gamble Co.	27,787	1,601,087

		1,930,132

Steel - 0.2%
Allegheny Technologies, Inc.	750	45,885
Nucor Corp.	1,300	136,227
United States Steel Corp.	1,000	60,680

		242,792

Telecommunications Equipment - 0.0%
Andrew Corp.*	1,600	19,648

Textiles Apparel Manufacturers - 0.2%
Coach, Inc.*	3,200	110,656
Jones Apparel Group, Inc.	1,100	38,907
Liz Claiborne, Inc.	1,000	40,980
VF Corp.	800	45,520

		236,063

Tires & Rubber - 0.0%
Cooper Tire & Rubber Co.	600	8,604
Goodyear Tire & Rubber Co.*	1,600	23,168

		31,772

Tobacco - 1.3%
Altria Group, Inc.	17,600	1,247,136
Reynolds American, Inc.	700	73,850
UST, Inc.	1,500	62,400

		1,383,386

Toys - 0.1%
Hasbro, Inc.	1,600	33,760
Mattel, Inc.	3,400	61,642

		95,402

Transportation Miscellaneous - 0.7%
United Parcel Service, Inc., Class B	9,200	730,296

Utilities - Cable, Television, & Radio - 0.5%
Comcast Corp.*	18,481	483,463

Equity Securities - 97.8%	SHARES	VALUE

Utilities - Electrical - 2.9%
AES Corp.*	5,500	93,830
Allegheny Energy, Inc.*	1,300	44,005
Ameren Corp.	1,800	89,676
American Electric Power Co., Inc.	3,300	112,266
Centerpoint Energy, Inc.	2,800	33,404
Cinergy Corp.	1,800	81,738
CMS Energy Corp.*	1,800	23,310
Consolidated Edison, Inc.	2,000	87,000
Constellation Energy Group, Inc.	1,600	87,536
Dominion Resources, Inc.	3,016	208,194
DTE Energy Co.	1,600	64,144
Duke Energy Corp.*	8,000	233,200
Edison International	2,700	111,186
Entergy Corp.	1,800	124,092
Exelon Corp.	5,700	301,530
FirstEnergy Corp.	2,761	135,013
FPL Group, Inc.	3,300	132,462
NiSource, Inc.	2,540	51,359
PG&E Corp.	3,000	116,700
Pinnacle West Capital Corp.	900	35,190
PPL Corp.	3,200	94,080
Progress Energy, Inc.	2,241	98,559
Public Service Enterprise Group, Inc.	2,200	140,888
Southern Co.	6,400	209,728
Teco Energy, Inc.	2,000	32,240
TXU Corp.	4,000	179,040
XCEL Energy, Inc.	3,545	64,342

		2,984,712

Utilities - Gas Distribution - 0.3%
KeySpan Corp.	1,400	57,218
Kinder Morgan, Inc.	900	82,791
Nicor, Inc.	400	15,824
Peoples Energy Corp.	400	14,256
Sempra Energy	2,200	102,212

		272,301

Utilities - Gas Pipelines - 0.2%
Dynegy, Inc.*	3,200	15,360
El Paso Corp.	5,459	65,781
Williams Co.’s, Inc.	5,100	109,089

		190,230

Utilities - Telecommunications - 3.2%
Alltel Corp.	3,300	213,675
AT&T, Inc.	32,701	884,235
BellSouth Corp.	15,080	522,522
CenturyTel, Inc.	1,200	46,944
Citizens Communications Co.	3,000	39,810
Qwest Communications International, Inc.*	12,934	87,951
Sprint Nextel Corp.	25,262	652,770
Verizon Communications, Inc.	25,044	852,999

		3,300,906

Equity Securities - 97.8%	SHARES	VALUE

Total Equity Securities (Cost $99,626,814)		100,350,020

Money Market Funds - 1.1%

AIM STIT STIC Prime Fund	1,146,649	1,146,649
Federated Prime Obligations Fund	16	16

Total Money Market Funds (Cost $1,146,665)		1,146,665

	PRINCIPAL
U.S. Treasury - 0.6%	AMOUNT	VALUE

United States Treasury Bills, 6/8/06#	$645,000	$639,639

Total U.S. Treasury (Cost $639,639)		639,639

TOTAL INVESTMENTS (Cost $101,413,118) - 99.5%		102,136,324
Other assets and liabilities, net - 0.5%		546,157

NET ASSETS - 100%		$102,682,481

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Purchased:

E-mini S&P 500#	29	6/06	$1,889,785	$1,068

*	Non-income producing security.

#	Futures collateralized by 645,000 units of U.S. Treasury Bills.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

	PRINCIPAL
Taxable Variable Rate Demand Notes* - 78.1%	AMOUNT	VALUE

550 West 14th Place Revenue, 4.88%, 2/1/29, LOC: Harris Trust (r)	$390,000	$390,000
Akron Hardware Consultants, Inc., 4.87%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	878,000	878,000
Alabama State IDA Revenue, 4.88%, 5/1/10, LOC: Regions Bank (r)	175,000	175,000
Atmore Alabama Industrial Development Board Revenue, 4.85%, 8/1/22, LOC: Whitney National Bank, C/LOC: Bank of New York (r)	20,000	20,000
BJS Family LP, 4.80%, 5/1/15, LOC: SunTrust Bank (r)	1,600,000	1,600,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 4.88%, 6/1/21, LOC: Comercia Bank (r)	600,000	600,000
Butler County Alabama IDA Revenue, 4.83%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	750,000	750,000
Byron Park, 4.88%, 1/20/31, LOC: Crédit Agricole (r)	2,490,000	2,490,000
California Statewide Communities Development Authority Revenue, 4.95%, 12/15/36, LOC: Bank of the West (r)	2,300,000	2,300,000
Chatham Centre LLC, 4.95%, 4/1/22, LOC: Bank of North Georgia (r)	300,000	300,000
CIDC-Hudson House LLC, 4.85%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	1,400,000	1,400,000
Durham North Carolina GO, 4.90%, 5/1/18, BPA: Bank of America (r)	1,715,000	1,715,000
Florida State Housing Finance Corp. MFH Revenue, 4.87%, 10/15/32, LOC: Fannie Mae (r)	525,000	525,000
Four Fishers LLC, 4.88%, 4/1/24, LOC: LaSalle Bank (r)	2,385,000	2,385,000
Grove City Church of the Nazarene, 4.89%, 2/1/24, LOC: National City Bank (r)	2,883,000	2,883,000
Heritage Funeral Services LLC, 4.97%, 2/1/18, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	150,000	150,000
Hillcrest Baptist Church, 4.93%, 12/1/20, LOC: Wachovia Bank (r)	3,490,000	3,490,000
Holland Board of Public Works Home Building Co., 4.97%, 11/1/22, LOC: Wells Fargo Bank (r)	1,350,000	1,350,000
Hopkinsville Kentucky Industrial Building LO Revenue, 4.84%, 8/1/24, LOC: Comercia Bank (r)	2,825,000	2,825,000
Illinois State Development Finance Authority Revenue, 4.93%, 7/1/10, LOC: Lasalle Bank (r)	500,000	500,000
Kaneville Road Joint Venture, Inc., 4.89%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	550,000	550,000
Kansas City Missouri IDA MFH Revenue, 4.93%, 3/1/35, LOC: LaSalle Bank (r)	870,000	870,000
Macon-Bibb County Georgia Industrial Authority Revenue, 4.92%, 7/1/14, LOC: AmSouth Bank (r)	1,000,000	1,000,000
Main & Walton, Inc., 4.87%, 9/1/26, LOC: Waypoint Bank, C/LOC: FHLB (r)	400,000	400,000
Middletown New York IDA Revenue Bonds, 4.85%, 6/1/15, LOC: Provident Bank, C/LOC: FHLB (r)	160,000	160,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 4.91%, 8/1/20, LOC: Marshall & Ilsley Bank (r)	360,000	360,000
Mississippi Business Finance Corp. Revenue, 4.88%, 8/1/24, LOC: Regions Bank (r)	1,920,000	1,920,000
MOB Management One LLC, 5.17%, 12/1/26, LOC: Columbus Bank & Trust (r)	1,000,000	1,000,000
New Jersey State Economic Development Authority Revenue, 4.98%, 11/1/06, LOC: Wachovia Bank (r)	60,000	60,000
New York City New York IDA Revenue, 4.85%, 6/1/30, LOC: Citibank (r)	2,370,000	2,370,000
New York State MMC Corp. Revenue Bonds, 4.80%, 11/1/35, LOC: JPMorgan Chase Bank (r)	2,000,000	2,000,000
Ogden City Utah Redevelopment Agency Revenue, 4.97%, 1/1/31, LOC: Bank of New York (r)	2,900,000	2,900,000
Omaha Nebraska SO, 4.923%, 2/1/26, BPA: Dexia Credit Local, AMBAC Insured (r)	500,000	500,000
Osprey Management Co. LLC, 4.87%, 6/1/27, LOC: Wells Fargo Bank (r)	900,000	900,000
Pennsylvania State Higher Educational Facilities Authority Revenue, 5.35%, 11/1/36, LOC: Sovereign Bank FSB, C/LOC: UniCredito Italiano Bank plc (r)	150,000	150,000

	PRINCIPAL
Taxable Variable Rate Demand Notes* - 78.1%	AMOUNT	VALUE

Peoploungers, Inc., 4.83%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	155,000	155,000
Portage Indiana Economic Development Revenue, 5.05%, 3/1/20, LOC: FHLB (r)	410,000	410,000
Post Apartment Homes LP, 4.83%, 7/15/29, CA: Fannie Mae (r)	3,150,000	3,150,000
Racetrac Capital LLC, 4.86%, 9/1/20, LOC: Regions Bank (r)	300,000	300,000
Rex Lumber LLC, 4.85%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	1,420,000	1,420,000
Rocketship Properties III LLC, 5.03%, 6/1/21, LOC: National Bank of South Carolina (r)	720,000	720,000
Savannah Georgia Economic Development Authority Revenue, 4.85%, 3/1/18, LOC: SunTrust Bank (r)	980,000	980,000
Schenectady New York Metroplex Development Authority Revenue, 4.83%, 8/1/28, BPA: Key Bank, FSA Insured (r)	500,000	500,000
Scott Street Land Co., 4.82%, 1/3/22, LOC: Fifth Third Bank (r)	2,195,000	2,195,000
Sea Island Co., 5.09%, 2/1/21, LOC: Columbus Bank & Trust (r)	1,655,000	1,655,000
Shawnee Kansas Private Activity Revenue, 4.80%, 12/1/12, LOC: JPMorgan Chase Bank (r)	1,045,000	1,045,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue, 4.88%, 12/1/34, LOC: First Tennessee Bank (r)	2,420,000	2,420,000
Southeast Alabama Gas Distribution Revenue, 4.83%, 6/1/25, BPA: AmSouth Bank, AMBAC Insured (r)	1,390,000	1,390,000
Southern Indiana Investments Company Two LLC, 4.85%, 10/15/26, LOC: Old National Bank, C/LOC: FHLB (r)	100,000	100,000
St. Joseph County Indiana Economic Development Revenue, 5.10%, 6/1/27, LOC: FHLB (r)	110,000	110,000
St. Paul Minnesota Port Authority Revenue:
5.10%, 3/1/07, LOC: Dexia Credit Local (r)	85,000	85,000
5.35%, 6/1/11, LOC: U.S. Bank (r)	405,000	405,000
4.95%, 12/1/23, LOC: Dexia Credit Local (r)	750,000	750,000
Washington State Housing Finance Commission Revenue:
4.88%, 2/1/28, LOC: U.S. Bank (r)	1,080,000	1,080,000
4.91%, 2/1/28, LOC: U.S. Bank (r)	690,000	690,000
4.88%, 7/15/32, CA: Fannie Mae (r)	410,000	410,000

Total Taxable Variable Rate Demand Notes (Cost $61,836,000)		61,836,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 19.2%

Fannie Mae:
2.50%, 5/10/06	1,000,000	998,701
3.25%, 7/12/06	1,000,000	998,619
Fannie Mae Discount Notes, 12/29/06	500,000	483,076
Federal Home Loan Bank:
STEP, 4.20%, 5/24/06 (r)	1,000,000	1,000,000
STEP, 4.15%, 6/22/06 (r)	1,000,000	1,000,000
4.00%, 7/28/06	500,000	500,000
4.50%, 11/3/06	1,000,000	1,000,000
5.00%, 2/9/07	1,000,000	1,000,000
Federal Home Loan Bank Discount Notes:
6/2/06	1,000,000	994,058
2/16/07	1,000,000	957,200
Freddie Mac:

	PRINCIPAL
Taxable Variable Rate Demand Notes* - 78.1%	AMOUNT	VALUE

2.53%, 5/3/06	365,000	364,444
1.875%, 6/30/06	1,000,000	995,789
3.70%, 6/30/06	1,000,000	1,000,000
4.50%, 11/3/06	500,000	500,000
Freddie Mac Discount Notes:
5/30/06	1,000,000	994,305
8/22/06	500,000	492,135
1/9/07	1,000,000	964,625
3/6/07	1,000,000	954,612

Total U.S. Government Agencies and Instrumentalities (Cost $15,197,564)		15,197,564

CERTIFICATES OF DEPOSIT - 1.9%

Banco Bilbao Vizcaya, 3.97%, 7/18/06	450,000	448,817
Rabobank Nederland, 3.735%, 4/18/06	100,000	99,942
Societe Generale Instl, 4.04%, 7/27/06	450,000	448,828
Toronto Dominion Bank, 3.94%, 7/10/06	500,000	499,714

Total Certificates of Deposit (Cost $1,497,301)		1,497,301

TOTAL INVESTMENTS (Cost $78,530,865) - 99.2%		78,530,865
Other assets and liabilities, net - 0.8%		636,906

NET ASSETS - 100%		$79,167,771

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

*	Optional tender features give these securities a shorter effective maturity date.
Explanation of Guarantees:
BPA: Bond-Purchase Agreement
C/LOC: Confirming Letter of Credit
CA: Collateral Agreement
LOC: Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
FSA: Financial Security Assurance Inc.
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
SO: Special Obligation
STEP: Stepped coupon for which the coupon rate of interest will adjust on specified future date(s)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS FOCUSED MIDCAP VALUE PORTFOLIO
(FORMERLY CVS AMERITAS SELECT PORTFOLIO)
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

Equity Securities - 91.4%	SHARES	VALUE

Beverage - Brewery & Winery - 2.0%
Molson Coors Brewing Co., Class B	14,700	$1,008,714

Cable Television Services - 1.4%
Liberty Media Corp.*	91,000	747,110

Communications & Media - 5.6%
Discovery Holding Co.*	120,700	1,810,500
Time Warner, Inc.	63,700	1,069,523

		2,880,023

Cosmetics - 3.8%
Estee Lauder Co.’s, Inc.	52,600	1,956,194

Diversified Financial Services - 2.6%
Morgan Stanley	21,200	1,331,784

Drugs & Pharmaceuticals - 1.8%
Hospira, Inc.*	23,500	927,310

Electronics - Semiconductors / Components - 8.1%
Intel Corp.	99,500	1,925,325
International Rectifier Corp.*	5,000	207,150
National Semiconductor Corp.	73,800	2,054,592

		4,187,067

Electronics - Technology - 3.4%
Raytheon Co.	38,000	1,741,920

Financial Miscellaneous - 2.1%
H & R Block, Inc.	49,100	1,063,015

Foods - 2.4%
Smithfield Foods, Inc.*	42,500	1,246,950

Equity Securities - 91.4%	SHARES	VALUE

Healthcare Services - 3.2%
Omnicare, Inc.	30,000	1,649,700

Insurance - Life - 3.3%
Conseco, Inc.*	69,600	1,727,472

Miscellaneous Business & Consumer Discretionary - 3.7%
E.W. Scripps Co.	42,900	1,918,059

Oil - Crude Producers - 2.5%
Burlington Resources, Inc.	13,900	1,277,549

Publishing - Miscellaneous - 3.1%
RR Donnelley & Sons Co.	49,000	1,603,280

Recreational Vehicles & Boats - 1.7%
Harley-Davidson, Inc.	16,500	856,020

Restaurants - 6.0%
McDonald’s Corp.	35,800	1,230,088
Yum! Brands, Inc.	38,600	1,885,996

		3,116,084

Retail - 8.5%
Autonation, Inc.*	38,800	836,140
CDW Corp.	34,900	2,053,865
TJX Co.’s, Inc.	59,000	1,464,380

		4,354,385

Savings & Loans - 10.7%
Sovereign Bancorp, Inc.	102,100	2,237,011
Washington Mutual, Inc.	76,500	3,260,430

		5,497,441

Services - Commercial - 3.6%
Aramark Corp., Class B	62,000	1,831,480

Shoes - 4.0%
Timberland Co.*	60,500	2,070,915

Textiles Apparel Manufacturers - 4.4%
Liz Claiborne, Inc.	55,100	2,257,998

Utilities - Cable, Television, & Radio - 3.5%
Cablevision Systems Corp.*	67,800	1,810,260

Total Equity Securities (Cost $40,499,390)		47,060,730

TOTAL INVESTMENTS (Cost $40,499,390) - 91.4%		47,060,730
Other assets and liabilities, net - 8.6%		4,400,842

NET ASSETS - 100%		$51,461,572

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS SMALL COMPANY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

Equity Securities - 93.5%	SHARES	VALUE

Advertising Agencies - 2.4%
ADVO, Inc.	12,800	$409,600
Valassis Communications, Inc.*	9,400	276,078

		685,678

Aerospace - 1.6%
Heico Corp.	14,600	462,674

Banks - Outside New York City - 8.1%
Alabama National Bancorp.	4,400	300,960
Boston Private Financial Holdings, Inc.	18,100	611,599
Centennial Bank Holdings, Inc.*	19,200	224,640
Financial Institutions, Inc.	5,900	111,451
Hanmi Financial Corp.	10,300	186,018
Pacific Capital Bancorp	14,400	487,296
UMB Financial Corp.	5,400	379,242

		2,301,206

Biotechnology - Research & Production - 0.7%
Charles River Laboratories International, Inc.*	4,200	205,884

Building - Heat & Plumbing - 1.6%
Interline Brands, Inc.*	18,100	456,663

Building Materials - 1.4%
Trex Co., Inc.*	12,100	383,570

Chemicals - 2.6%
MacDermid, Inc.	14,100	453,315
Rockwood Holdings, Inc.*	12,400	285,448

		738,763

Communications Technology - 1.7%
Bel Fuse, Inc., Class B	14,100	493,923

Equity Securities - 93.5%	SHARES	VALUE

Computer - Services, Software & Systems - 1.0%
Dendrite International, Inc.*	20,400	278,460

Consumer Products - 1.5%
Matthews International Corp.	11,000	420,860

Education Services - 1.1%
Universal Technical Institute, Inc.*	10,800	325,080

Electronic Equipment & Components - 4.0%
AZZ, Inc.*	15,600	383,760
Baldor Electric Co.	21,900	741,753

		1,125,513

Electronics - 1.3%
II-VI, Inc.*	20,300	367,227

Electronics - Semiconductors / Components - 2.8%
Excel Technology, Inc.*	13,300	391,951
Micrel, Inc.*	27,700	410,514

		802,465

Electronics - Technology - 2.4%
Coherent, Inc.*	19,500	684,645

Financial Data Processing Services - 1.7%
Wright Express Corp.*	17,400	488,070

Insurance - Multi-Line - 0.9%
IPC Holdings Ltd.	8,600	241,230

Insurance - Property & Casualty - 2.3%
Donegal Group, Inc.	16,509	430,720
Harleysville Group, Inc.	7,200	213,768

		644,488

Jewelry, Watches & Gems - 1.5%
Fossil, Inc.*	22,300	414,334

Machinery - Industrial / Specialty - 2.0%
Actuant Corp.	7,400	453,028
Met-Pro Corp.	7,865	104,133

		557,161

Machinery - Oil Well Equipment & Services - 5.5%
Rowan Co.’s, Inc.	6,600	290,136
RPC, Inc.	19,575	447,289
W-H Energy Services, Inc.*	18,400	818,616

		1,556,041

Equity Securities - 93.5%	SHARES	VALUE

Medical & Dental - Instruments & Supplies - 1.3%
West Pharmaceutical Services, Inc.	11,000	381,920

Metal Fabricating - 3.6%
Kaydon Corp.	14,300	577,148
RBC Bearings, Inc.*	21,500	440,750

		1,017,898

Multi-Sector Companies - 3.2%
Carlisle Co.’s, Inc.	4,400	359,920
Teleflex, Inc.	7,700	551,551

		911,471

Oil - Crude Producers - 1.9%
Unit Corp.*	9,400	524,050

Plastics - 1.8%
Spartech Corp.	20,600	494,400

Pollution Control & Environmental Services - 1.5%
Headwaters, Inc.*	10,400	413,816

Printing and Copying Services - 1.1%
Schawk, Inc.	12,300	319,923

Production Technology Equipment - 2.2%
Entegris, Inc.*	58,507	622,514

Radio & Television Broadcasters - 4.5%
Emmis Communications Corp.*	14,500	232,000
Gray Television, Inc.	40,700	341,880
Lin TV Corp.*	30,500	274,500
Saga Communications, Inc.*	44,550	430,798

		1,279,178

Restaurants - 1.3%
Rare Hospitality International, Inc.*	10,250	357,008

Retail - 4.4%
Big 5 Sporting Goods Corp.	11,000	215,380
HOT Topic, Inc.*	29,900	433,550
Sportsman’s Guide, Inc.*	22,000	582,780

		1,231,710

Savings & Loans - 4.6%
Fidelity Bankshares, Inc.	11,400	383,382
First Republic Bank	14,325	541,771
Webster Financial Corp.	8,000	387,680

		1,312,833

Equity Securities - 93.5%	SHARES	VALUE

Securities Brokers & Services - 2.2%
Jefferies Group, Inc.	10,700	625,950

Services - Commercial - 3.1%
FTI Consulting, Inc.*	9,900	282,447
G & K Services, Inc.	13,800	587,052

		869,499

Textiles Apparel Manufacturers - 1.8%
Carter’s, Inc.*	7,600	512,924

Transportation Miscellaneous - 2.4%
CH Robinson Worldwide, Inc.	13,600	667,624

Truckers - 4.5%
Heartland Express, Inc.	16,300	355,177
Knight Transportation, Inc.	16,637	328,581
Landstar System, Inc.	13,500	595,620

		1,279,378

Total Equity Securities (Cost $21,477,025)		26,456,031

TOTAL INVESTMENTS (Cost $21,477,025) - 93.5%		26,456,031
Other assets and liabilities, net - 6.5%		1,839,918

NET ASSETS - 100%		$28,295,949

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A - SIGNIFICANT ACCOUNTING POLICIES
General: The Ameritas Portfolios (the “Portfolios”) are a series of Calvert Variable Series, Inc. (“CVS” or the “Fund”), an open-end management investment company, registered under the Investment Company Act of 1940. The Fund is comprised of fourteen separate portfolios, eight of which are reported herein. The Income & Growth, Small Capitalization, MidCap Growth, Core Strategies, Index 500, and Money Market Portfolios are registered as diversified portfolios. The Focused MidCap Value (formerly Select) and Small Company Equity Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.
On July 22, 2005, the net assets of the Calvert Variable Series, Inc. Calvert Social Money Market Portfolio merged into the Calvert Variable Series, Inc. Ameritas Money Market Portfolio. The merger was accomplished by a tax-free exchange of 11,678,845 shares of the Ameritas Money Market Portfolio (valued at $11,678,845) for 11,678,845 shares of the Calvert Social Money Market Portfolio outstanding at July 22, 2005. The Calvert Social Money Market Portfolio’s net assets as of July 22, 2005 ($11,678,845) were combined with those of the Ameritas Money Market Portfolio.
On November 18, 2005, the net assets of the Calvert Variable Series, Inc. Ameritas Growth Portfolio merged into the Calvert Variable Series, Inc. Ameritas Income & Growth Portfolio. The merger was accomplished by a tax-free exchange of 5,901,872 shares of the Ameritas Income & Growth Portfolio (valued at $76,901,398) for 1,514,038 shares of the Ameritas Growth Portfolio outstanding at November 18, 2005. The Ameritas Growth Portfolio’s net assets as of November 18, 2005, including $7,116,533 of unrealized appreciation, were combined with those of the Ameritas Income & Growth Portfolio.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value their investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2006, no securities were fair valued under the direction of the Board of Directors.
Futures Contracts: The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolios have an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank. These credits are used to reduce the Portfolios’ expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects the Portfolio against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
NOTE B - TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2006, and net realized capital loss carryforwards as of December 31, 2005 with expiration dates:

		INCOME &	SMALL	MIDCAP
	MONEY MARKET	GROWTH	CAPITALIZATION	GROWTH

Federal income tax cost	$78,530,865	$151,117,779	$30,612,961	$72,891,878

Unrealized appreciation	—	12,509,789	9,247,506	10,853,344
Unrealized (depreciation)	—	(3,389,948)	(603,353)	(2,032,279)

Net appreciation (depreciation)	—	$9,119,841	$8,644,153	$8,821,065

				SMALL
	CORE		FOCUSED	COMPANY
	STRATEGIES	INDEX 500	MIDCAP VALUE	EQUITY

Federal income tax cost	$62,287,776	$109,974,999	$40,499,390	$21,479,201

Unrealized appreciation	9,658,709	21,121,774	7,079,564	6,194,191
Unrealized (depreciation)	(1,711,232)	(28,960,449)	(518,224)	(1,217,361)

Net appreciation (depreciation)	$7,947,477	($7,838,675)	$6,561,340	$4,976,830

CAPITAL LOSS CARRYFORWARDS

	INCOME &	CORE	SMALL
EXPIRATION DATE	GROWTH	STRATEGIES	CAPITALIZATION	INDEX 500

31-Dec-09	$13,042,476	—	$25,901,859	$4,509,591
31-Dec-10	13,270,912	$16,471,980	11,902,668	12,775,077
31-Dec-11	217,573	—	—	2,110,080
31-Dec-12	—	—	—	960,576
31-Dec-13	—	—	404,576	2,529,936

	$26,530,961	$16,471,980	$38,209,103	$22,885,260

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	May 25, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	May 25, 2006

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	May 25, 2006